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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)
200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)
Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 5 of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the year ended April 30, 2005. These 5 series have a 4/30 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

DIVERSIFIED BOND FUND

Annual Report
as of April 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Diversified Bond Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic

1

LETTER TO SHAREHOLDERS continued

growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including investment grade corporate debt securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Important Information About Your Fund

Effective at the close of business on May 20, 2005, Vestaur Securities Fund merged into Class I shares of your Fund. These funds had similar investment objectives and strategies. In conjunction with the merger, the portfolio managers of Vestaur Securities Fund began managing your Fund. The Fund adopted the performance and accounting history of Vestaur Securities Fund as a result of the merger. Therefore, you will notice some differences in the reporting of historic information for the Fund. For additional information regarding the merger, please see the Notes to the Financial Statements at the back of this report.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Douglas Williams, CFA
Customized Fixed Income Team Lead Manager

Richard M. Cryan
High Yield Bond Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	4/7/1998	2/11/1998

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

Average annual return*

1-year with sales charge	0.59%	-0.10%	3.90%	N/A

1-year w/o sales charge	5.63%	4.90%	4.90%	5.95%

5-year	5.59%	5.52%	5.84%	6.90%

10-year	5.72%	5.67%	5.67%	6.36%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash-Pay, BB-B Index† (MLHYCPBB-B), the LBCBI/MLHYCPBB-B Blend Index and the Consumer Price Index (CPI).

The LBCBI, the MLHYCPBB-B and the LBCBI/MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.63% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Corporate Bond Index (LBCBI) returned 5.52%, the Merrill Lynch High Yield, Cash-Pay, BB-B Index† (MLHYCPBB-B) returned 6.24% and the LBCBI/MLHYCPBB-B Blend Index returned 5.68%.

The fund seeks maximum income without undue risk of principal.

Performance was particularly strong during the first 10 months of the fiscal year, as the fund’s investment grade bonds produced good results in an environment of generally improving credit quality. As a well diversified fund focusing principally on the corporate bond market, the fund typically allocates 80% or more of its assets to a portfolio of investment-grade securities. For most of the twelve-month period, between 90% and 95% of assets were in investment-grade securities, with the remaining assets invested in a portfolio of high-yield, below-investment grade corporate bonds.

Early in the fiscal year, the fund was positioned aggressively, with emphasis on higher risk investment bonds, including bonds of highly cyclical companies, with some investments in U.S. dollar denominated foreign corporate and emerging market corporate debt. This relative positioning supported performance during this period, when investment grade corporates outperformed the overall bond market. However, this environment changed in the final two months of the fiscal year. While we had reduced the aggressiveness of the fund earlier in 2005, the more defensive positioning did not fully insulate the fund from the impact of the downturn in the corporate bond market. For most of the fiscal year, average credit quality of the investment grade portfolio was BBB, although it ended the year at BBB+ as a result of our decisions to position the fund more defensively. Within the below investment grade portfolio, the fund emphasized higher-quality securities in the high-yield universe. However, this detracted from performance during a year when lower quality securities, especially CCC-rated securities, posted the best returns in the high yield market.

In addition to the emphasis on corporate securities in the investment-grade portfolio, the positioning on the yield curve also added to results. We pursued a barbell approach, emphasizing both shorter and longer maturity bonds, while de-emphasizing intermediates.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,011.47	$4.84
Class B	$ 1,000.00	$ 1,007.97	$8.31
Class C	$ 1,000.00	$ 1,007.97	$8.31
Class I	$ 1,000.00	$ 1,012.97	$3.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.98	$4.86
Class B	$ 1,000.00	$ 1,016.51	$8.35
Class C	$ 1,000.00	$ 1,016.51	$8.35
Class I	$ 1,000.00	$ 1,021.47	$3.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 14.77	$ 15.25	$14.63	$ 14.53	$ 14.28

Income from investment operations
Net investment income (loss)	0.68[2]	0.70[2]	0.82	0.83	0.97[2]
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.14	(0.42)	0.64	0.13	0.25

Total from investment operations	0.82	0.28	1.46	0.96	1.22

Distributions to shareholders from
Net investment income	(0.72)	(0.76)	(0.84)	(0.86)	(0.97)

Net asset value, end of period	$ 14.87	$ 14.77	$15.25	$ 14.63	$ 14.53

Total return[3]	5.63%	1.82%	10.31%	6.72%	8.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$245,765	$275,755	$322,963	$300,670	$314,274
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.98%	1.12%	1.09%	1.13%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.10%	1.13%	1.09%	1.13%	1.15%
Net investment income (loss)	4.56%	4.58%	5.51%	5.68%	6.73%
Portfolio turnover rate	141%	157%	109%	116%	176%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 14.77	$ 15.25	$14.63	$ 14.53	$ 14.28

Income from investment operations
Net investment income (loss)	0.57[2]	0.59[2]	0.70[2]	0.72[2]	0.86[2]
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.14	(0.42)	0.65	0.13	0.25

Total from investment operations	0.71	0.17	1.35	0.85	1.11

Distributions to shareholders from
Net investment income	(0.61)	(0.65)	(0.73)	(0.75)	(0.86)

Net asset value, end of period	$ 14.87	$ 14.77	$15.25	$ 14.63	$ 14.53

Total return[3]	4.90%	1.10%	9.50%	5.93%	8.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,355	$25,825	$27,252	$19,283	$23,392
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.68%	1.82%	1.84%	1.88%	1.90%
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.83%	1.84%	1.88%	1.90%
Net investment income (loss)	3.86%	3.87%	4.75%	4.92%	5.97%
Portfolio turnover rate	141%	157%	109%	116%	176%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.16% . The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 14.77	$ 15.25	$14.63	$14.53	$14.28

Income from investment operations
Net investment income (loss)	0.57[2]	0.59[2]	0.70[2]	0.74	0.81[2]
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.14	(0.42)	0.65	0.11	0.30

Total from investment operations	0.71	0.17	1.35	0.85	1.11

Distributions to shareholders from
Net investment income	(0.61)	(0.65)	(0.73)	(0.75)	(0.86)

Net asset value, end of period	$ 14.87	$ 14.77	$15.25	$14.63	$14.53

Total return[3]	4.90%	1.10%	9.50%	5.93%	8.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,216	$38,490	$47,506	$4,008	$3,077
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.68%	1.83%	1.84%	1.88%	1.90%
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.83%	1.84%	1.88%	1.90%
Net investment income (loss)	3.87%	3.88%	4.78%	4.91%	5.82%
Portfolio turnover rate	141%	157%	109%	116%	176%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I1	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$14.77	$15.25	$14.63	$14.53	$14.28

Income from investment operations
Net investment income (loss)	0.72[3]	0.74[3]	0.85[3]	0.87[3]	1.01[3]
Net realized and unrealized gains or losses on securities, foreign currency related
transactions and futures contracts	0.14	(0.42)	0.65	0.12	0.25

Total from investment operations	0.86	0.32	1.50	0.99	1.26

Distributions to shareholders from
Net investment income	(0.76)	(0.80)	(0.88)	(0.89)	(1.01)

Net asset value, end of period	$14.87	$14.77	$15.25	$14.63	$14.53

Total return	5.95%	2.12%	10.59%	6.99%	9.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,829	$2,311	$3,235	$ 299	$ 980
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.68%	0.82%	0.87%	0.88%	0.90%
Expenses excluding waivers/reimbursements and expense reductions	0.80%	0.83%	0.87%	0.88%	0.90%
Net investment income (loss)	4.85%	4.87%	5.76%	5.91%	6.97%
Portfolio turnover rate	141%	157%	109%	116%	176%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
FHLMC:
6.00%, 01/01/2032	$12,161	$12,499
7.50%, 09/01/2013 - 05/01/2015	125,821	132,587

Total Agency Mortgage-Backed Pass Through Securities (cost $143,547)		145,086

ASSET-BACKED SECURITIES 3.9%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6,
7.18%, 02/25/2018	264,585	264,149
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	827,909	846,025
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, 4.89%, 05/24/2035 144A #	3,500,000	3,500,000
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,506,504	1,545,340
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,720,362
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 4.25%, 01/25/2035 144A	3,000,000	3,019,020

Total Asset-Backed Securities (cost $11,847,533)		11,894,896

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
FIXED-RATE 0.9%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%,
06/14/2006 144A (h)	2,849,539	2,900,601

FLOATING-RATE 1.0%
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.27%, 08/25/2028	2,784,000	2,913,316

Total Commercial Mortgage-Backed Securities (cost $5,769,803)		5,813,917

CORPORATE BONDS 70.7%
CONSUMER DISCRETIONARY 13.8%
Auto Components 0.0%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	200,000	171,000

Automobiles 1.4%
Daimler Chrysler Holdings:
FRN, 3.77%, 08/08/2006	2,000,000	2,011,638
8.50%, 01/18/2031 (p)	2,000,000	2,290,472

		4,302,110

Hotels, Restaurants & Leisure 2.0%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	218,500
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	175,000	188,125
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	200,000	195,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	187,250
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A (p)	200,000	188,500
McDonald’s Corp., 7.31%, 09/15/2027	3,000,000	3,196,746
MGM MIRAGE, Inc., 5.875%, 02/27/2014	200,000	188,250
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	199,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	200,000	208,000
Station Casinos, Inc., 6.50%, 02/01/2014	650,000	651,625
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	700,000	658,000

		6,078,996

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 3.5%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014 (p)	$750,000	$742,500
Lennar Corp., FRN, 3.80%, 03/19/2009 (p)	4,000,000	4,024,368
M/I Homes, Inc., 6.875%, 04/01/2012 144A	650,000	637,000
Meritage Homes Corp., 6.25%, 03/15/2015 144A	200,000	185,000
Pulte Homes, Inc., 7.875%, 08/01/2011	3,450,000	3,919,266
Technical Olympic USA, Inc., 7.50%, 01/15/2015	650,000	591,500
WCI Communities, Inc., 9.125%, 05/01/2012 (p)	330,000	346,500

		10,446,134

Internet & Catalog Retail 0.7%
InterActiveCorp, 7.00%, 01/15/2013 (p)	2,000,000	2,126,562

Media 5.3%
Cox Communications, Inc., 5.45%, 12/15/2014 144A (p)	4,000,000	3,992,344
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	204,000
Dex Media West LLC, 5.875%, 11/15/2011	700,000	679,000
LIN TV Corp., 6.50%, 05/15/2013 (p)	200,000	192,500
Mediacom LLC, 9.50%, 01/15/2013 (p)	650,000	625,625
MediaNews Group, Inc., 6.375%, 04/01/2014	175,000	165,375
News America Holdings, Inc., 9.50%, 07/15/2024	3,500,000	4,837,469
R.H. Donnelley Corp., 10.875%, 12/15/2012 (p)	175,000	200,812
Rogers Cable, Inc., 5.50%, 03/15/2014 (p)	650,000	578,500
Time Warner, Inc., 8.375%, 07/15/2033	3,500,000	4,568,449

		16,044,074

Multi-line Retail 0.2%
J.C. Penney Co., Inc., 7.375%, 08/15/2008 (p)	650,000	692,250

Specialty Retail 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	702,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013 (p)	650,000	653,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013 (p)	60,000	61,500

		1,416,750

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	260,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	200,000	217,000

		477,000

CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.8%
Albertsons, Inc., 7.45%, 08/01/2029	4,000,000	4,400,064
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	540,000	556,200
Ingles Markets, Inc., 8.875%, 12/01/2011	200,000	200,500
NeighborCare, Inc., 6.875%, 11/15/2013	45,000	47,250
Rite Aid Corp., 8.125%, 05/01/2010	175,000	171,500
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012 (p)	200,000	208,000

		5,583,514

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$ 200,000	$207,500
Chiquita Brands International, Inc., 7.50%, 11/01/2014	120,000	110,400
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	500,000	482,500
8.625%, 12/15/2012	19,000	20,425

		820,825

Household Products 0.1%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	200,000	195,000

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	200,000	208,000

ENERGY 6.5%
Energy Equipment & Services 0.4%
Dresser, Inc., 9.375%, 04/15/2011	675,000	708,750
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	200,000	198,250
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	189,500
Parker Drilling Co., 9.625%, 10/01/2013 (p)	70,000	77,350

		1,173,850

Oil, Gas & Consumable Fuels 6.1%
Amerada Hess Corp., 7.30%, 08/15/2031	4,000,000	4,586,548
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	635,000
Exco Resources, Inc., 7.25%, 01/15/2011	530,000	524,700
Ferrellgas Partners LP, 6.75%, 05/01/2014 (p)	160,000	152,800
Forest Oil Corp., 7.75%, 05/01/2014 (p)	175,000	183,750
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	49,750
Husky Energy, Inc., 6.15%, 06/15/2019	4,000,000	4,261,552
Magellan Midstream Partners LP, 6.45%, 06/01/2014	2,500,000	2,716,817
Plains All American Pipeline LP, 4.75%, 08/15/2009	4,000,000	4,005,096
Plains Exploration & Production Co., 8.75%, 07/01/2012	650,000	705,250
The Williams Companies, Inc., 7.125%, 09/01/2011 (p)	650,000	680,875

		18,502,138

FINANCIALS 35.9%
Capital Markets 1.3%
Mellon Capital II, Ser. B, 7.995%, 01/15/2027	3,500,000	3,866,730

Commercial Banks 4.3%
FBOP Corp., 10.00%, 01/15/2009 144A	3,500,000	3,920,000
First Empire Capital Trust I, 8.23%, 02/01/2027	3,600,000	3,986,608
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	1,000,000	1,093,477
Huntington National Bank, 4.375%, 01/15/2010	4,000,000	3,975,892

		12,975,977

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 7.0%
American General Finance Corp., 4.00%, 03/15/2011	$2,000,000	$1,919,088
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	2,000,606
7.00%, 10/01/2013 (p)	2,000,000	1,802,702
GMAC, 6.875%, 09/15/2011	3,500,000	3,070,203
HSBC Finance Corp., 7.35%, 06/15/2022	2,105,000	2,176,429
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,379,340
Sprint Capital Corp., 8.75%, 03/15/2032	3,500,000	4,720,870

		21,069,238

Diversified Financial Services 6.6%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	201,500
Citigroup, Inc., 5.00%, 09/15/2014	4,000,000	4,033,884
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	4,000,000	4,632,244
Pemex Project Funding Master Trust, 8.625%, 02/01/2022	4,000,000	4,640,000
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,505,470

		20,013,098

Insurance 8.7%
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,434,872
Axis Capital Holdings, Ltd., 5.75%, 12/01/2014	4,000,000	4,065,136
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	675,000	735,750
Fund American Companies, Inc., 5.875%, 05/15/2013	4,000,000	4,078,768
Markel Corp., 7.35%, 08/15/2034	4,000,000	4,520,192
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,000,000	4,109,536
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,539,236

		26,483,490

Real Estate 5.4%
Arden Realty LP, REIT, 5.20%, 09/01/2011	4,000,000	4,027,644
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	130,000	145,600
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	4,000,000	4,185,156
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	675,000	686,812
iStar Financial, Inc., REIT, 5.15%, 03/01/2012 (p)	3,250,000	3,181,763
La Quinta Properties, Inc., 7.00%, 08/15/2012 (p)	200,000	205,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	35,000	33,950
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,734,933
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	176,750

		16,377,608

Thrifts & Mortgage Finance 2.6%
Countrywide Home Loans, Inc., FRN, 3.25%, 04/12/2006	4,000,000	4,001,096
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,829,672

		7,830,768

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.8%
Health Care Providers & Services 1.8%
Coventry Health Care, Inc., 6.125%, 01/15/2015	$550,000	$550,000
Extendicare, Inc., 6.875%, 05/01/2014 (p)	200,000	192,500
HCA, Inc., 6.375%, 01/15/2015	700,000	706,026
Omnicare, Inc., 6.125%, 06/01/2013 (p)	125,000	121,875
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	200,500
UnitedHealth Group, Inc., 5.00%, 08/15/2014 (p)	3,750,000	3,809,580

		5,580,481

INDUSTRIALS 4.7%
Aerospace & Defense 0.3%
Aviall, Inc., 7.625%, 07/01/2011	155,000	159,650
DRS Technologies, Inc., 6.875%, 11/01/2013	700,000	701,750

		861,400

Commercial Services & Supplies 2.6%
Adesa, Inc., 7.625%, 06/15/2012	200,000	196,000
Allied Waste North America, Inc., 6.375%, 04/15/2011 (p)	650,000	594,750
Corrections Corporation of America, 6.25%, 03/15/2013 144A	550,000	533,500
Deluxe Corp., 5.00%, 12/15/2012 (p)	2,000,000	1,943,824
Geo Group, Inc., 8.25%, 07/15/2013	200,000	201,500
NationsRent West, Inc., 9.50%, 10/15/2010	175,000	189,875
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	3,995,308

		7,654,757

Machinery 0.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	400,000	410,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	205,000
Navistar International Corp., 6.25%, 03/01/2012 144A	200,000	177,000
Terex Corp., 7.375%, 01/15/2014	190,000	191,900

		983,900

Road & Rail 0.2%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	650,000	650,000

Trading Companies & Distributors 1.3%
Hughes Supply, Inc., 5.50%, 10/15/2014 144A	4,000,000	3,949,208

INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
Stratus Technologies, Inc., 10.375%, 12/01/2008	105,000	102,900
Unisys Corp., 6.875%, 03/15/2010 (p)	700,000	673,750

		776,650

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 2.2%
Chemicals 0.9%
Equistar Chemicals LP, 10.625%, 05/01/2011	$ 700,000	$784,000
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	38,000	43,510
11.625%, 10/15/2010 (p)	114,000	132,240
Lyondell Chemical Co., 10.50%, 06/01/2013	200,000	231,500
Millenium America, Inc., 9.25%, 06/15/2008	700,000	749,000
Scotts Co., 6.625%, 11/15/2013 (p)	700,000	710,500

		2,650,750

Containers & Packaging 0.2%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	200,000	188,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	200,000	196,000
Plastipak Holdings, Inc., 10.75%, 09/01/2011	375,000	410,625

		794,625

Metals & Mining 0.6%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	650,000	581,750
Century Aluminum Co., 7.50%, 08/15/2014 (p)	200,000	197,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	200,000	206,500
United States Steel Corp., 10.75%, 08/01/2008	664,000	750,320

		1,735,570

Paper & Forest Products 0.5%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	525,000	501,375
Buckeye Technologies, Inc., 8.50%, 10/01/2013	200,000	209,000
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	769,125

		1,479,500

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.0%
BellSouth Corp., 4.75%, 11/15/2012	4,000,000	3,985,420
Citizens Communications Co., 6.25%, 01/15/2013	700,000	656,250
Insight Midwest LP, 10.50%, 11/01/2010	175,000	187,250
New York Telephone Co., 6.70%, 11/01/2023	4,000,000	4,183,736
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	190,000	193,800

		9,206,456

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	203,500
Rural Cellular Co., 8.25%, 03/15/2012	15,000	15,262

		218,762

UTILITIES 0.1%
Electric Utilities 0.1%
Reliant Energy, Inc., 6.75%, 12/15/2014	200,000	178,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 0.0%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	$ 59,000	$59,885

Total Corporate Bonds (cost $212,777,147)		213,635,056

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.3%
FIXED-RATE 0.3%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027 (cost $852,255)	829,635	829,884

YANKEE OBLIGATIONS - CORPORATE 15.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Intrawest Corp., 7.50%, 10/15/2013	200,000	200,000

CONSUMER STAPLES 2.3%
Beverages 2.2%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	2,000,000	2,300,000
SABMiller plc, 6.625%, 08/15/2033 144A	4,000,000	4,500,936

		6,800,936

Food & Staples Retailing 0.1%
The Jean Coutu Group, (PJC) Inc., 8.50%, 08/01/2014 (p)	200,000	189,500

FINANCIALS 8.3%
Commercial Banks 6.1%
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,763,800
Royal Bank of Scotland Group plc, FRN:
2.94%, 12/29/2049	4,000,000	3,580,352
9.12%, 03/31/2049	5,000,000	5,964,415
Standard Chartered plc, 3.56%, 07/29/2049	5,000,000	4,050,000

		18,358,567

Diversified Financial Services 0.7%
Preferred Term Securities, Ltd., FRN, 4.60%, 06/24/2034 144A	2,000,000	2,026,940

Insurance 1.5%
Montpelier Re Holdings, Ltd., 6.125%, 08/15/2013	4,500,000	4,692,204

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	95,000	95,000

MATERIALS 0.4%
Containers & Packaging 0.2%
Norampac, Inc., 6.75%, 06/01/2013	650,000	646,750

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	650,000	632,125

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	$ 20,000	$19,100

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
Deutsche Telekom, 8.50%, 06/15/2010 (p)	4,000,000	4,643,904
Telefonos De Mexico SA:
4.50%, 11/19/2008	1,000,000	987,387
4.75%, 01/27/2010 144A	2,800,000	2,754,662

		8,385,953

Wireless Telecommunication Services 0.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	168,438

UTILITIES 1.4%
Electric Utilities 1.4%
Transalta Corp., 5.75%, 12/15/2013	4,000,000	4,157,132

Total Yankee Obligations-Corporate (cost $45,835,171)		46,372,645

	Shares	Value

PREFERRED STOCKS 4.5%
FINANCIALS 3.8%
Capital Markets 1.5%
Lehman Brothers, Inc.	180,000	4,494,384

Diversified Financial Services 1.3%
Zurich Regcaps Funding Trust V 144A	4,000	3,926,250

Thrifts & Mortgage Finance 1.0%
Fannie Mae	55,000	3,067,971

UTILITIES 0.7%
Electric Utilities 0.7%
Southern California Edison	20,000	2,023,126

Total Preferred Stocks (cost $13,364,908)		13,511,731

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 10.4%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 2.46%, 05/12/2005 + ƒ	$500,000	499,658

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 10.2%
Evergreen Institutional Money Market Fund ø ##	6,303,569	$6,303,569
Navigator Prime Portfolio (pp)	24,446,738	24,446,738

Total Short-Term Investments (cost $31,249,965)		31,249,965

Total Investments (cost $321,840,329) 107.0%		323,453,180
Other Assets and Liabilities (7.0%)		(21,288,781)

Net Assets 100.0%		$302,164,399

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
AAA	2.2%
AA	3.3%
A	28.9%
BBB	49.7%
BB	5.2%
B	7.5%
NR	3.2%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
Less than 1 year	4.1%
1 to 3 year(s)	3.5%
3 to 5 years	13.0%
5 to 10 years	46.4%
10 to 20 years	11.5%
20 to 30 years	21.5%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $315,536,760) including $23,906,348
of securities loaned	$317,149,611
Investments in affiliates, at value (cost $6,303,569)	6,303,569
Receivable for securities sold	3,036,554
Receivable for Fund shares sold	2,193
Interest receivable	4,344,095
Receivable for daily variation margin on open futures contracts	45,000
Receivable for securities lending income	2,148
Prepaid expenses and other assets	148,722

Total assets	331,031,892

Liabilities
Dividends payable	493,171
Payable for securities purchased	3,511,399
Payable for Fund shares redeemed	331,752
Payable for securities on loan	24,446,738
Advisory fee payable	7,647
Distribution Plan expenses payable	10,467
Due to other related parties	2,675
Accrued expenses and other liabilities	63,644

Total liabilities	28,867,493

Net assets	$302,164,399

Net assets represented by
Paid-in capital	$348,383,364
Overdistributed net investment income	(323,351)
Accumulated net realized losses on securities, foreign currency related
transactions and futures contracts	(47,245,690)
Net unrealized gains on securities and futures contracts	1,350,076

Total net assets	$302,164,399

Net assets consists of
Class A	$245,765,368
Class B	22,354,534
Class C	31,215,928
Class I	2,828,569

Total net assets	$302,164,399

Shares outstanding (unlimited number of shares authorized)
Class A	16,529,014
Class B	1,503,445
Class C	2,099,421
Class I	190,237

Net asset value per share
Class A	$14.87
Class A — Offering price (based on sales charge of 4.75%)	$15.61
Class B	$14.87
Class C	$14.87
Class I	$14.87

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest (net of foreign withholding taxes of $71)	$17,000,155
Dividends	674,165
Income from affiliates	84,769
Securities lending	24,285

Total investment income	17,783,374

Expenses
Advisory fee	1,372,469
Distribution Plan expenses
Class A	778,497
Class B	244,148
Class C	346,718
Administrative services fee	320,733
Transfer agent fees	645,955
Trustees’ fees and expenses	4,591
Printing and postage expenses	43,370
Custodian and accounting fees	99,450
Registration and filing fees	49,311
Professional fees	19,304
Other	6,553

Total expenses	3,931,099
Less: Expense reductions	(7,181)
Fee waivers and expense reimbursements	(383,107)

Net expenses	3,540,811

Net investment income	14,242,563

Net realized and unrealized gains or losses on securities, foreign currency related transactions and futures contracts
Net realized gains or losses on:
Securities	(2,740,503)
Foreign currency related transactions	43,543
Futures contracts	703,988

Net realized losses on securities, foreign currency related transactions and futures contracts	(1,992,972)
Net change in unrealized gains or losses on securities, foreign currency related transactions
and futures contracts	5,082,194

Net realized and unrealized gains or losses on securities, foreign currency related transactions
and futures contracts	3,089,222

Net increase in net assets resulting from operations	$17,331,785

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$14,242,563		$16,856,806
Net realized gains or losses on securities,
foreign currency related transactions
and futures contracts		(1,992,972)		5,586,344
Net change in unrealized gains or losses
on securities, foreign currency related
transactions and futures contracts		5,082,194		(15,614,330)

Net increase in net assets resulting from
operations		17,331,785		6,828,820

Distributions to shareholders from
Net investment income
Class A		(12,494,854)		(15,198,914)
Class B		(1,004,242)		(1,186,466)
Class C		(1,428,601)		(1,898,544)
Class I		(134,349)		(162,471)

Total distributions to shareholders		(15,062,046)		(18,446,395)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	288,197	4,294,459	362,207	5,511,500
Class B	177,985	2,629,451	451,342	6,871,941
Class C	89,787	1,333,469	307,989	4,687,644
Class I	44,397	654,043	69,019	1,049,350

		8,911,422		18,120,435

Net asset value of shares issued in
reinvestment of distributions
Class A	534,383	7,942,766	611,529	9,254,418
Class B	39,220	582,878	44,009	665,861
Class C	63,472	942,977	81,748	1,237,149
Class I	2,237	33,263	1,518	22,947

		9,501,884		11,180,375

Automatic conversion of Class B shares
to Class A shares
Class A	62,637	935,790	27,179	413,022
Class B	(62,637)	(935,790)	(27,179)	(413,022)

		0		0

Payment for shares redeemed
Class A	(3,027,033)	(44,983,108)	(3,504,087)	(53,099,113)
Class B	(399,651)	(5,925,515)	(506,299)	(7,674,174)
Class C	(659,955)	(9,802,598)	(898,190)	(13,598,071)
Class I	(12,870)	(188,839)	(126,148)	(1,885,559)

		(60,900,060)		(76,256,917)

Net decrease in net assets resulting from
capital share transactions		(42,486,754)		(46,956,107)

Total decrease in net assets		(40,217,015)		(58,573,682)
Net assets
Beginning of period		342,381,414		400,955,096

End of period	$ 302,164,399		$ 342,381,414

Overdistributed net investment income		$(323,351)		$(483,222)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

23

NOTES TO FINANCIAL STATEMENTS continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to premium amortization.

During the year ended April 30, 2005, the following amounts were reclassified:

Overdistributed net investment income	$1,696,942
Accumulated net realized losses on securities, foreign
currency related transactions and futures contracts	(1,696,942)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC waived its advisory fee in the amount of $383,044 and reimbursed other expenses in the amount of $63 which combined represents 0.12% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

25

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2005, EIS received $6,658 from the sale of Class A shares and $85,738 and $6,109 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$9,057,566	$432,947,598	$11,500,905	$472,630,287

At April 30, 2005, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2005	Loss

June 2005	180 U.S. Treasury
	Notes Futures	$19,793,163	$20,055,938	$262,775

During the year ended April 30, 2005, the Fund loaned securities to certain brokers. At April 30, 2005, the value of securities on loan and the value of collateral (including accrued interest) amounted to $23,906,348 and $24,446,738, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $322,418,709. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,348,600 and $3,314,129, respectively, with a net unrealized appreciation of $1,034,471.

26

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2005, the Fund had $46,930,085 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2013

$7,055,922	$19,652,642	$11,338,929	$4,586,980	$4,295,612

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$323,351	$1,034,471	$46,930,085

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization adjustments and marked-to-market income on futures contracts.

The tax character of distributions paid were $15,062,046 and $18,446,395 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

27

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

28

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

Effective at the close of business on May 20, 2005, the Fund acquired the assets and identified liabilities of Vestaur Securities Fund, a diversified closed-end management investment company, in a tax-free exchange for shares of the Fund. Upon completion of this transaction, the new combined fund adopted the accounting and performance history of Vestaur Securities Fund and shareholders of Vestaur Securities Fund became shareholders of Class I shares of the Fund. In addition, since Class A, Class B and Class C shares of Vestaur Securities Fund did not exist prior to the reorganization, the accounting and performance information of these respective classes of shares of the Fund will be presented in future shareholder reports with May 20, 2005 as the commencement of operations for each class.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Diversified Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Diversified Bond Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 4.07% of ordinary income dividends paid during the fiscal year ended April 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended April 30, 2005, the Fund designates 4.48% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566659 rv2 6/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566659 rv2 6/2005

Evergreen

HIGH YIELD BOND FUND

Annual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen High Yield Bond Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated "measured removal of policy accommodation."

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market's inflation fears accelerated, and yields

1

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their "measured removal of policy accommodation" beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank's first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about "complacency" within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a "conundrum" that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including high yield securities, within their fixed income portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund's prospectus will be amended to make the following change to the Fund's principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under "Additional Information on Securities and Investment Practices" in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund's prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

Average annual return*

1-year with sales charge	-0.78%	-1.42%	2.45%	N/A

1-year w/o sales charge	4.14%	3.42%	3.42%	4.45%

5-year	5.21%	5.20%	5.49%	6.55%

10-year	5.58%	5.54%	5.54%	6.28%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 4.14% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Merrill Lynch High Yield Master Index (MLHYMI) returned 6.45%.

The fund seeks high income.

The fiscal year began in a relatively positive environment for investing in corporate high yield bonds. The economy was growing, corporate profits were rising and credit quality, as indicated by a relatively low level of defaults, seemed to be good. Investors were reassured when the Federal Reserve Board indicated that, while it would begin to raise short-term interest rates, it would do so in a gradual, measured manner. While high yield bonds posted positive results, their performance early in the period was restrained by some political uncertainties and continued questions about the sustainability of the economic recovery. These uncertainties declined in the final weeks of 2004, however, in the wake of the presidential election and the issuance of favorable economic and corporate earnings reports. During the final two months of 2004, high yield bonds staged a strong rally, led by bonds in the lowest credit tier, those rated CCC. This rally stalled during the first four months of 2005, however, amid new doubts about the strength of the economy.

Throughout the year, we tried to take advantage of the growing economy by overweighting bonds issued by more cyclical companies, especially those in basic industries, such as chemicals and steel. This strategy helped performance as cyclical bonds outperformed the overall high yield market.

Our focus on the higher quality tiers of the high yield universe detracted from performance, however. Normally, we do not invest more than 15% of the fund's assets in CCC-rated bonds. Moreover, we lowered our allocation to these more speculative bonds later in the period. This quality emphasis detracted from results during a period in which lower quality bonds had the best relative performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 991.45	$ 5.23
Class B	$ 1,000.00	$ 988.01	$ 8.68
Class C	$ 1,000.00	$ 988.01	$ 8.68
Class I	$ 1,000.00	$ 992.93	$ 3.76
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B	$ 1,000.00	$ 1,016.07	$ 8.80
Class C	$ 1,000.00	$ 1,016.07	$ 8.80
Class I	$ 1,000.00	$ 1,021.03	$ 3.81

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.76%
for Class B, 1.76% for Class C and 0.76% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.24	0.25	0.27 [2]	0.27	0.33
Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(0.10)	0.14	0.01	(0.09)	(0.33)

Total from investment operations	0.14	0.39	0.28	0.18	0

Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.27)	(0.28)	(0.33)

Net asset value, end of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return [3]	4.14%	12.25%	9.42%	5.77%	0.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$467,714	$530,526	$484,346	$321,830	$322,330
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.04%	1.01%	1.11%	1.19%	1.25%
Expenses excluding waivers/reimbursements and expense reductions	1.04%	1.02%	1.11%	1.21%	1.25%
Net investment income (loss)	7.16%	7.42%	8.70%	8.27%	9.39%
Portfolio turnover rate	65%	71%	80%	138%	140%

1As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.22	0.23 [2]	0.25 [2]	0.24 [2]	0.34
Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(0.10)	0.14	0.01	(0.08)	(0.37)

Total from investment operations	0.12	0.37	0.26	0.16	(0.03)

Distributions to shareholders from
Net investment income	(0.23)	(0.24)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return [3]	3.42%	11.46%	8.61%	4.98%	(0.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$211,950	$247,741	$173,002	$54,537	$33,844
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.74%	1.72%	1.84%	1.92%	2.00%
Expenses excluding waivers/reimbursements and expense reductions	1.74%	1.72%	1.84%	1.95%	2.00%
Net investment income (loss)	6.46%	6.71%	7.99%	7.49%	8.61%
Portfolio turnover rate	65%	71%	80%	138%	140%

1As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Excluding applicable sales charges.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.22	0.23	0.25 [2]	0.26	0.29
Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(0.10)	0.14	0.01	(0.10)	(0.32)

Total from investment operations	0.12	0.37	0.26	0.16	(0.03)

Distributions to shareholders from
Net investment income	(0.23)	(0.24)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return [3]	3.42%	11.46%	8.61%	4.98%	(0.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$281,810	$381,525	$290,914	$105,753	$80,753
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.74%	1.72%	1.85%	1.93%	2.00%
Expenses excluding waivers/reimbursements and expense reductions	1.74%	1.72%	1.85%	1.95%	2.00%
Net investment income (loss)	6.47%	6.72%	7.98%	7.52%	8.61%
Portfolio turnover rate	65%	71%	80%	138%	140%

1As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; and increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[2]Net investment income (loss) per share is based on average shares outstanding during the period.
[3]Excluding applicable sales charges.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I [1]	2005	2004	2003	2002 [2]	2001

Net asset value, beginning of period	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.26	0.26	0.28 [3]	0.29	0.34
Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(0.11)	0.14	0.01	(0.10)	(0.33)

Total from investment operations	0.15	0.40	0.29	0.19	0.01

Distributions to shareholders from
Net investment income	(0.26)	(0.27)	(0.28)	(0.29)	(0.34)

Net asset value, end of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return	4.45%	12.58%	9.69%	6.04%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,412	$37,894	$49,370	$10,011	$6,047
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.74%	0.72%	0.84%	0.92%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.74%	0.72%	0.84%	0.94%	1.00%
Net investment income (loss)	7.46%	7.73%	9.05%	8.53%	9.63%
Portfolio turnover rate	65%	71%	80%	138%	140%

[1]Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies,
and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
[3]Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $93,561)	$ 94,776	$103,508

CORPORATE BONDS 84.0%
CONSUMER DISCRETIONARY 24.9%
Auto Components 1.5%
Exide Technologies, 10.50%, 03/15/2013 (p) 144A	4,500,000	3,836,250
RJ Tower Corp., 12.00%, 06/01/2013 (p) •	2,320,000	1,241,200
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p) 144A	10,650,000	9,771,375

		14,848,825

Hotels, Restaurants & Leisure 8.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	6,008,750
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	1,750,000	1,627,500
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	5,450,000	5,368,250
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	13,000,000	15,307,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 (p)	5,500,000	5,362,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,995,000	7,484,650
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,232,937
Las Vegas Sands Corp., 6.375%, 02/15/2015 (p) 144A	4,320,000	4,071,600
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,615,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	3,350,000	3,153,188
MTR Gaming Group, Inc., 9.75%, 04/01/2010 (h)	9,430,000	10,325,850
Station Casinos, Inc.:
6.50%, 02/01/2014	2,675,000	2,681,688
6.875%, 03/01/2016 (p)	2,675,000	2,715,125
Universal City Florida Holdings Co., 8.375%, 05/01/2010 (p) 144A	2,500,000	2,550,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	8,380,000	7,877,200

		84,381,738

Household Durables 2.1%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	4,200,000	4,116,000
6.375%, 12/15/2014	3,000,000	2,940,000
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,651,400
Meritage Homes Corp., 6.25%, 03/15/2015 144A	3,000,000	2,775,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011 (p)	1,000,000	935,000
10.375%, 07/01/2012	1,200,000	1,266,000

		21,683,400

Leisure Equipment & Products 0.4%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	4,510,000	4,566,375

Media 9.1%
Cablevision Systems Corp., 8.00%, 04/15/2012 (p) 144A	8,615,000	8,539,619
CCO Holdings LLC, 8.75%, 11/15/2013 (p)	6,000,000	5,805,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	10,250,000	7,456,875

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Cinemark USA, Inc.:
9.00%, 02/01/2013	$ 5,000,000	$5,312,500
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	5,860,000	4,058,050
CSC Holdings, Inc., 7.625%, 04/01/2011	6,530,000	6,660,600
Dex Media East LLC, 9.875%, 11/15/2009	10,000,000	11,000,000
Emmis Communications Corp., 6.875%, 05/15/2012	5,835,000	5,791,237
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 08/15/2014 144A †	9,500,000	5,985,000
Mediacom LLC, 9.50%, 01/15/2013 (p)	11,250,000	10,828,125
PRIMEDIA, Inc., 8.875%, 05/15/2011	3,785,000	3,936,400
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 (p)	5,250,000	5,236,875
Visant Corp., 7.625%, 10/01/2012 (p)	5,525,000	5,552,625
WMG Holdings Corp., 7.39%, 12/15/2011 144A	6,750,000	6,986,250

		93,149,156

Specialty Retail 2.4%
CSK Auto, Inc., 7.00%, 01/15/2014	8,500,000	7,735,000
FTD, Inc., 7.75%, 02/15/2014	3,334,000	3,334,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,388,950
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,315,000

		24,772,950

Textiles, Apparel & Luxury Goods 1.1%
Norcross Safety Products LLC:
11.75%, 01/01/2012 144A	1,500,000	1,530,000
Ser. B, 9.875%, 08/15/2011	2,000,000	2,120,000
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,160,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,255,000

		11,065,000

CONSUMER STAPLES 3.6%
Food & Staples Retailing 0.2%
Rite Aid Corp., 9.50%, 02/15/2011	1,920,000	1,958,400

Food Products 1.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 (p)	430,000	446,125
Chiquita Brands International, Inc., 7.50%, 11/01/2014 (p)	1,820,000	1,674,400
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	1,190,000	1,148,350
8.625%, 12/15/2012	4,547,000	4,888,025
Michael Foods, Inc., 8.00%, 11/15/2013	2,500,000	2,575,000

		10,731,900

Household Products 0.6%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	5,945,000	5,796,375

Personal Products 0.8%
Playtex Products, Inc., 8.00%, 03/01/2011	8,000,000	8,580,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Tobacco 0.9%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	$ 9,125,000	$9,581,250

ENERGY 10.1%
Energy Equipment & Services 3.2%
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,250,000
Grant Prideco, Inc., 9.625%, 12/01/2007	7,500,000	8,231,250
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	3,025,000	3,070,375
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	1,700,000	1,685,125
Parker Drilling Co.:
9.625%, 10/01/2013 (p)	2,830,000	3,127,150
9.625%, 10/01/2013 144A	6,000,000	6,630,000
SESI LLC, 8.875%, 05/15/2011 (p)	4,150,000	4,461,250

		32,455,150

Oil, Gas & Consumable Fuels 6.9%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	3,750,000	3,693,750
6.875%, 01/15/2016	9,145,000	9,145,000
El Paso Corp.:
7.75%, 01/15/2032 (p)	5,500,000	5,087,500
7.875%, 06/15/2012 (p)	5,200,000	5,109,000
El Paso Production Holding Co., 7.75%, 06/01/2013 (p)	7,755,000	7,851,937
Encore Acquisition Co., 6.25%, 04/15/2014 (p)	3,445,000	3,341,650
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,469,950
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	8,400,000	8,946,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009 (p)	1,500,000	1,575,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	2,962,050
Premcor Refining Group, Inc., 9.50%, 02/01/2013	5,250,000	5,985,000
The Williams Companies, Inc.:
7.50%, 01/15/2031	5,000,000	5,187,500
8.125%, 03/15/2012 (p)	7,250,000	7,975,000

		70,329,337

FINANCIALS 5.0%
Consumer Finance 1.5%
GMAC, 6.125%, 09/15/2006	10,500,000	10,440,759
Triad Financial Corp., 11.125%, 05/01/2013 144A	4,675,000	4,657,469

		15,098,228

Diversified Financial Services 0.7%
Arch Western Finance LLC, 6.75%, 07/01/2013	5,500,000	5,541,250
Borden US Finance Corp., 9.00%, 07/15/2014 144A	1,600,000	1,608,000

		7,149,250

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,469,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.4%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	$ 5,600,000	$5,908,946
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 (p)	907,000	929,675
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013 (p)	7,000,000	7,122,500
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	3,300,000	3,370,125
7.00%, 04/01/2014	1,200,000	1,164,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,388,250

		24,883,496

HEALTH CARE 4.9%
Health Care Equipment & Supplies 0.7%
Rotech Healthcare, Inc., 9.50%, 04/01/2012	2,000,000	2,160,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,370,000	5,463,975

		7,623,975

Health Care Providers & Services 4.2%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	2,650,000	2,676,500
Extendicare, Inc., 9.50%, 07/01/2010	5,000,000	5,456,250
HCA, Inc., 6.375%, 01/15/2015 (p)	5,525,000	5,572,559
IASIS Healthcare Corp., 8.75%, 06/15/2014	3,845,000	3,969,962
Select Medical Corp., 7.625%, 02/01/2015 144A	6,000,000	5,925,000
Service Corporation International, 6.75%, 04/01/2016	3,625,000	3,470,938
Team Health, Inc., 9.00%, 04/01/2012 (p)	6,800,000	6,800,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	8,375,000	8,647,188

		42,518,397

INDUSTRIALS 9.3%
Aerospace & Defense 0.5%
Argo-Tech Corp., 9.25%, 06/01/2011	1,220,000	1,311,500
Moog, Inc., 6.25%, 01/15/2015	3,476,000	3,458,620

		4,770,120

Commercial Services & Supplies 4.6%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 (p)	3,000,000	2,647,500
6.375%, 04/15/2011 (p)	3,000,000	2,745,000
American Color Graphics, Inc., 10.00%, 06/15/2010	7,500,000	4,837,500
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	3,700,000	4,125,500
Corrections Corporation of America:
6.25%, 03/15/2013 144A	2,500,000	2,425,000
7.50%, 05/01/2011	3,000,000	3,108,750
Geo Group, Inc., 8.25%, 07/15/2013	3,350,000	3,375,125
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 †	5,000,000	3,975,000
NationsRent West, Inc., 9.50%, 10/15/2010	1,175,000	1,274,875
TriMas Corp., 9.875%, 06/15/2012	8,250,000	8,167,500
United Rentals North America, Inc., 7.75%, 11/15/2013 (p)	11,250,000	10,603,125

		47,284,875

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 3.1%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	$12,375,000	$12,684,375
Columbus McKinnon Corp., 8.50%, 04/01/2008 (p)	5,500,000	5,527,500
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	4,060,000	3,999,100
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	4,715,000	4,620,700
Terex Corp., 7.375%, 01/15/2014 (p)	5,420,000	5,474,200

		32,305,875

Marine 1.0%
Horizon Lines LLC, Sr. Disc. Note, Step Bond, 0.00% 04/01/2013 144A †	12,775,000	9,932,562

Transportation Infrastructure 0.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	947,500

INFORMATION TECHNOLOGY 2.4%
Communications Equipment 1.3%
Lucent Technologies, Inc., 6.45%, 03/15/2029	12,000,000	10,185,000
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	3,250,000	3,542,500

		13,727,500

IT Services 1.1%
Computer Sciences Corp., 9.50%, 02/15/2013 144A	7,450,000	7,189,250
Stratus Technologies, Inc., 10.375%, 12/01/2008	4,000,000	3,920,000

		11,109,250

MATERIALS 15.5%
Chemicals 5.6%
Arco Chemical Co., 9.80%, 02/01/2020 (p)	3,020,000	3,352,200
Equistar Chemicals LP, 10.625%, 05/01/2011	3,195,000	3,578,400
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,326,500
FMC Corp., 10.25%, 11/01/2009	5,000,000	5,550,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	5,000,000	5,725,000
Huntsman International LLC:
9.875%, 03/01/2009	4,280,000	4,622,400
11.50%, 07/15/2012 144A	6,105,000	7,051,275
Lyondell Chemical Co., 10.50%, 06/01/2013 (p)	10,000,000	11,575,000
Nalco Co., 8.875%, 11/15/2013 (p)	5,850,000	6,025,500
PQ Corp., 7.50%, 02/15/2013 144A	5,625,000	5,484,375
Rockwood Specialties Group, 7.50%, 11/15/2014 144A	1,680,000	1,638,000

		56,928,650

Containers & Packaging 3.2%
Graham Packaging Co., 9.875%, 10/15/2014 (p) 144A	2,750,000	2,640,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	7,000,000	7,000,000
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014 144A	6,000,000	5,880,000
8.25%, 05/15/2013	7,850,000	8,360,250
8.75%, 11/15/2012 (p)	3,835,000	4,199,325

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Stone Container Corp., 9.75%, 02/01/2011	$5,000,000	$5,262,500

		33,342,075

Metals & Mining 3.9%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	8,000,000	7,160,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	6,400,000	6,608,000
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	5,285,000	5,813,500
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	7,625,000	8,215,938
Peabody Energy Corp.:
5.875%, 04/15/2016 (p)	4,275,000	4,168,125
6.875%, 03/15/2013	2,380,000	2,475,200
United States Steel Corp., 10.75%, 08/01/2008	4,526,000	5,114,380

		39,555,143

Paper & Forest Products 2.8%
Amscan Holdings, Inc., 8.75%, 05/01/2014 (p)	5,515,000	5,156,525
Boise Cascade LLC:
6.02%, 10/15/2012 144A	2,700,000	2,686,500
7.125%, 10/15/2014 144A	2,500,000	2,387,500
Bowater, Inc., 6.50%, 06/15/2013 (p)	5,250,000	4,790,625
Georgia Pacific Corp.:
8.00%, 01/15/2024	3,340,000	3,573,800
8.125%, 05/15/2011	9,000,000	9,888,750

		28,483,700

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 1.9%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	7,045,000	7,432,475
Hawaiian Telecom Communications, Inc.:
8.71%, 05/01/2013 #	1,500,000	1,492,500
9.75%, 05/01/2013 144A #	1,000,000	998,750
12.50%, 05/01/2015 144A #	4,250,000	4,228,750
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	5,425,000	5,533,500

		19,685,975

Wireless Telecommunication Services 2.1%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	2,750,000	2,860,000
Horizon PCS, Inc., 11.375%, 07/15/2012 144A	2,500,000	2,775,000
Nextel Communications, Inc., 7.375%, 08/01/2015	8,000,000	8,560,000
Rural Cellular Co., 8.25%, 03/15/2012	1,170,000	1,190,475
UbiquiTel, Inc., 9.875%, 03/01/2011 (p)	2,500,000	2,718,750
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	2,500,000	2,756,250

		20,860,475

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 4.3%
Electric Utilities 2.3%
MSW Energy Holdings LLC, 8.50%, 09/01/2010	$ 2,250,000	$2,328,750
Reliant Energy, Inc.:
6.75%, 12/15/2014 (p)	6,125,000	5,451,250
9.25%, 07/15/2010 (p)	4,000,000	4,110,000
Texas Genco Holdings, Inc., 6.875%, 12/15/2014 144A	12,500,000	12,312,500

		24,202,500

Gas Utilities 0.8%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,505,845
7.75%, 05/15/2013 (p)	4,500,000	4,568,783

		8,074,628

Multi-Utilities 1.2%
AES Corp., 7.75%, 03/01/2014	8,460,000	8,671,500
NRG Energy, Inc., 8.00%, 12/15/2013 (p) 144A	3,255,000	3,303,825

		11,975,325

Total Corporate Bonds (cost $858,562,588)		858,828,355

YANKEE OBLIGATIONS - CORPORATE 11.1%
CONSUMER DISCRETIONARY 1.3%
Hotels, Restaurants & Leisure 0.5%
Intrawest Corp., 7.50%, 10/15/2013	5,250,000	5,250,000

Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 (p)	8,000,000	8,500,000

CONSUMER STAPLES 1.0%
Food & Staples Retailing 1.0%
The Jean Coutu Group, (PJC) Inc., 8.50%, 08/01/2014 (p)	11,000,000	10,422,500

ENERGY 0.9%
Energy Equipment & Services 0.9%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	8,050,000	9,016,000

FINANCIALS 1.3%
Diversified Financial Services 1.3%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,500,000
Ship Finance International, Ltd., 8.50%, 12/15/2013	6,915,000	6,603,825

		13,103,825

INDUSTRIALS 1.3%
Marine 1.0%
CP Ships, Ltd., 10.375%, 07/15/2012 (p)	6,690,000	7,542,975
Stena AB, 9.625%, 12/01/2012	2,000,000	2,175,000

		9,717,975

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,940,000	3,087,000

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011 (p)	$ 5,885,000	$5,885,000

Semiconductors & Semiconductor Equipment 0.2%
Magnachip Semiconductor SA:
6.875%, 12/15/2011 144A	1,300,000	1,196,000
FRN, 6.26%, 12/15/2011 144A	1,300,000	1,222,000

		2,418,000

MATERIALS 3.2%
Chemicals 0.5%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,300,000

Containers & Packaging 1.3%
Crown European Holdings:
9.50%, 03/01/2011	3,250,000	3,526,250
10.875%, 03/01/2013	7,000,000	8,032,500
Stone Container Finance Co., 7.375%, 07/15/2014	1,225,000	1,133,125

		12,691,875

Metals & Mining 1.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	912,000	998,640
Novelis, Inc., 7.25%, 02/15/2015 144A	10,940,000	10,639,150

		11,637,790

Paper & Forest Products 0.3%
Abitibi Consolidated, Inc., 6.00%, 06/20/2013 (p)	3,000,000	2,475,000
Tembec Industries, Inc., 7.75%, 03/15/2012 (p)	1,335,000	1,014,600

		3,489,600

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,685,375
7.50%, 03/15/2015	3,250,000	3,351,562
9.625%, 05/01/2011	3,475,000	3,961,500

		9,998,437

UTILITIES 0.3%
Multi-Utilities 0.3%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	5,000,000	2,525,000

Total Yankee Obligations - Corporate (cost $111,840,272)		113,043,002

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.1%
Exide Technologies (p)	100,000	$1,040,000

Media 0.3%
Charter Communications, Inc., Class A (p)	425,000	493,000
IMAX Corp. (p)	372,332	2,906,051

		3,399,051

ENERGY 0.4%
Energy Equipment & Services 0.4%
TexCal Energy LLC (h) +	3,112	4,045,680

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc * 144A (h) +	4,500	0

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
DecisionOne Corp. * (h) +	331,000	0

MATERIALS 0.2%
Chemicals 0.2%
Huntsman Corp	88,065	1,852,888

Total Common Stocks (cost $9,480,794)		10,337,619

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	1,500	0
RCN Corp., Expiring 06/30/2013 * (h) +	1,500,000	0

		0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A* (h) +	4,000	0
Ono Finance plc, Expiring 05/31/2009 144A* (h) +	4,500	0

		0

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services0.1%
American Tower Escrow Corp., Expiring 08/01/2008*	4,250	1,034,888

Total Warrants (cost $842,945)		1,034,888

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

SHORT-TERM INVESTMENTS 15.2%
MUTUAL FUND SHARES 15.2%
Evergreen Institutional Money Market Fund ø ##	13,328,396	$ 13,328,396
Navigator Prime Portfolio (p)(p)	142,169,018	142,169,018

Total Short-Term Investments (cost $155,497,414)		155,497,414

Total Investments (cost $1,136,317,574) 111.4%		1,138,844,786
Other Assets and Liabilities (11.4%)		(116,959,299)

Net Assets 100.0%		$ 1,021,885,487

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
#	When-issued or delayed delivery security
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2005 (unaudited):

AAA	0.1%
BBB	1.1%
BB	24.1%
B	66.7%
CCC	6.9%
NR	1.1%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):

1 to 3 year(s)	3.5%
3 to 5 years	10.9%
5 to 10 years	78.4%
10 to 20 years	4.4%
20 to 30 years	2.8%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $1,122,989,178) including $139,642,789 of
securities loaned	$1,125,516,390
Investments in affiliates, at value (cost $13,328,396)	13,328,396
Receivable for securities sold	14,372,758
Receivable for Fund shares sold	519,680
Interest receivable	23,641,594
Receivable for securities lending income	43,399
Prepaid expenses and other assets	298,240

Total assets	1,177,720,457

Liabilities
Dividends payable	2,428,798
Payable for securities purchased	6,750,000
Payable for Fund shares redeemed	4,265,832
Payable for securities on loan	142,169,018
Advisory fee payable	33,514
Distribution Plan expenses payable	52,267
Due to other related parties	12,663
Accrued expenses and other liabilities	122,878

Total liabilities	155,834,970

Net assets	$1,021,885,487

Net assets represented by
Paid-in capital	$1,155,077,781
Overdistributed net investment income	(2,471,797)
Accumulated net realized losses on securities and foreign currency related transactions	(133,247,709)
Net unrealized gains on securities	2,527,212

Total net assets	$1,021,885,487

Net assets consists of
Class A	$467,714,225
Class B	211,949,622
Class C	281,809,766
Class I	60,411,874

Total net assets	$1,021,885,487

Shares outstanding (unlimited number of shares authorized)
Class A	140,990,494
Class B	63,890,652
Class C	84,947,019
Class I	18,209,773

Net asset value per share
Class A	$3.32
Class A - Offering price (based on sales charge of 4.75%)	$3.49
Class B	$3.32
Class C	$3.32
Class I	$3.32

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest (net of foreign withholding taxes of $5,042)	$90,541,879
Income from affiliates	677,569
Securities lending income	427,837
Dividends	43,264

Total investment income	91,690,549

Expenses
Advisory fee	4,424,216
Distribution Plan expenses
Class A	1,516,213
Class B	2,337,208
Class C	3,345,367
Administrative services fee	1,115,737
Transfer agent fees	2,056,211
Trustees' fees and expenses	15,781
Printing and postage expenses	88,764
Custodian and accounting fees	317,881
Registration and filing fees	199,547
Professional fees	35,829
Interest expense	112
Other	27,336

Total expenses	15,480,202
Less: Expense reductions	(10,998)
Expense reimbursements	(220)

Net expenses	15,468,984

Net investment income	76,221,565

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	25,825,501
Foreign currency related transactions	8,512

Net realized gains on securities and foreign currency related transactions	25,834,013
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(58,429,108)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	(32,595,095)

Net increase in net assets resulting from operations	$43,626,470

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$76,221,565		$83,068,913
Net realized gains on securities
and foreign currency related
transactions		25,834,013		29,132,515
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(58,429,108)		14,738,536

Net increase in net assets
resulting from operations		43,626,470		126,939,964

Distributions to shareholders
from
Net investment income
Class A		(37,029,733)		(40,401,265)
Class B		(15,487,174)		(16,064,645)
Class C		(22,203,970)		(26,727,023)
Class I		(3,329,864)		(2,971,340)

Total distributions to shareholders		(78,050,741)		(86,164,273)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	35,421,081	121,218,744	79,212,268	266,807,488
Class B	7,948,374	27,307,221	30,545,684	102,845,146
Class C	10,841,400	37,359,748	61,981,254	209,018,829
Class I	12,543,483	42,583,297	8,085,993	27,386,680

		228,469,010		606,058,143

Net asset value of shares issued in
reinvestment of distributions
Class A	7,303,420	25,011,324	7,196,311	24,449,863
Class B	2,202,244	7,541,103	2,210,574	7,511,508
Class C	3,579,614	12,258,383	4,041,046	13,729,885
Class I	359,166	1,232,162	159,741	543,754

		46,042,972		46,235,010

Automatic conversion of Class B
shares to Class A shares
Class A	936,476	3,224,666	509,358	1,742,465
Class B	(936,476)	(3,224,666)	(509,358)	(1,742,465)

		0		0

Payment for shares redeemed
Class A	(57,549,646)	(196,416,528)	(78,644,025)	(265,409,349)
Class B	(17,646,027)	(60,266,215)	(12,288,949)	(41,821,246)
Class C	(40,851,398)	(139,522,820)	(42,704,221)	(145,376,642)
Class I	(5,754,273)	(19,682,937)	(12,128,118)	(40,408,191)

		(415,888,500)		(493,015,428)

Net increase (decrease) in net assets
resulting from capital share
transactions		(141,376,518)		159,277,725

Total increase (decrease) in net assets		(175,800,789)		200,053,416
Net assets
Beginning of period		1,197,686,276		997,632,860

End of period		$1,021,885,487		$1,197,686,276

Overdistributed net investment income		$(2,471,797)		$(2,211,544)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

24

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

25

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to excess distributions, consent fees on tendered bonds and premium amortization. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$(1,035,300)
Overdistributed net investment income	3,854,920
Accumulated net realized losses on securities
and foreign currency related transactions	(2,819,620)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC reimbursed other expenses in the amount of $220.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

26

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2005, the Fund paid brokerage commissions of $2,387 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2005, EIS received $80,794 from the sale of Class A shares and $1,107, $789,660 and $148,591 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $696,664,142 and $752,843,428, respectively, for the year ended April 30, 2005.

During the year ended April 30, 2005, the Fund loaned securities to certain brokers. At April 30, 2005, the value of securities on loan and the value of collateral amounted to $139,642,789 and $142,169,018, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,138,496,263. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,100,839 and $26,752,316, respectively, with a net unrealized appreciation of $348,523.

As of April 30, 2005, the Fund had $131,069,020 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 19,168,229	$ 38,451,200	$ 57,513,490	$15,936,101

27

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 2,471,797	$ 348,523	$ 131,069,020

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization.

The tax character of distributions paid were $78,050,741 and $86,164,273 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had average borrowings outstanding of $7,174 at an average rate of 1.56% and paid interest of $112.

28

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

29

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Yield Bond Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Yield Bond Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1]Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3]The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566660 rv2 6/2005

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566660 rv2 6/2005

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Annual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Mortgage Portfolio, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.”

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields

1

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified, long-term strategies, including mortgage-backed and other asset-backed securities.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002

Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

Average annual return

1-year	4.66%

Since portfolio inception	4.43%

Maximum sales charge	N/A

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares, versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 4.66% for the twelve-month period ended April 30, 2005. During the same period, the Merrill Lynch Mortgage Master Index (MLMMI) returned 5.65% .

The fund seeks to maximize total return through a combination of current income and capital growth.

Mortgage securities produced positive returns for the fiscal year, outperforming the U.S. Treasury market. While there were some concerns that higher short-term rates could have a negative effect on the housing market as a result of tightening by the Federal Reserve Board, the feared impacts did not materialize during the period. Sales of new and existing homes remained strong throughout the twelve months, while new home construction remained brisk. Additionally, applications for both new mortgages and refinancings remained healthy.

The structure of the mortgage securities market has changed over the last few years, as interest rates have moved higher and home prices have appreciated. The market share of adjustable rate mortgages and other types of hybrid mortgage products has grown dramatically. These products accounted for more than 50% of all new mortgage applications by the end of the fund’s fiscal year.

Our positions in commercial mortgage backed securities (CMBS) added to performance during the period, as they outperformed most residential mortgages throughout the year, benefiting from persistently strong investor demand. In addition, fund performance was helped by our overweight position in new, hybrid mortgage securities. Because of the significant increase in such products, many securities were attractively priced relative to the fixed rate mortgage sector. As more adjustable rate and hybrid mortgage products became available, the yield differences between different types of mortgage products narrowed and hybrids outperformed.

The unanticipated decline in the volatility of interest rates during the year detracted from fund results. Higher volatility tends to have a more negative impact on pass through securities than other mortgage structures, such as commercial mortgage-backed securities. Because we anticipated more interest rate volatility than occurred, we underweighted pass through mortgages, a decision which held back results for the twelve-month period.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms. Class I shares have a minimum initial investment of $1 million, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,009.62	$ 1.00
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.80	$ 1.00

* Expenses are equal to the Fund’s annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.89	$10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.35	0.35	0.40
Net realized and unrealized gains or losses on securities	0.10	(0.18)	0.23

Total from investment operations	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.45)	(0.45)	(0.40)
Net realized gains	0	(0.01)	(0.05)

Total distributions to shareholders	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$ 9.89	$9.89	$ 10.18

Total return	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.24%	0.28%	0.45%[2]
Net investment income (loss)	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.1%
FIXED-RATE 12.1%
FHLMC:
6.90%, 12/01/2010 (h)	$ 545,000	$604,242
6.98%, 10/01/2010 (h)	448,458	495,815
FNMA:
4.83%, 03/01/2013	681,585	690,879
5.63%, 11/01/2005	661,734	661,512
5.65%, 02/01/2009	240,593	245,730
6.01%, 02/01/2012	328,898	353,751
6.09%, 05/01/2011	381,725	409,688
6.65%, 12/01/2007	227,614	238,007
6.79%, 07/01/2009	94,489	101,923
6.91%, 07/01/2009	283,901	307,385
7.09%, 07/01/2009	281,381	306,111
7.19%, 05/01/2007	271,362	281,943
7.29%, 12/01/2010	421,866	474,133
7.37%, 08/01/2006	362,609	371,914

Total Agency Commercial Mortgage-Backed Securities (cost $5,782,873)		5,543,033

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 15.3%
FIXED-RATE 15.3%
FHLMC:
Ser. 2264, Class PL, 7.00%, 10/15/2030	610,447	625,988
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	701,942
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	335,728
Ser. 2840, Class NC, 5.50%, 03/15/2028	445,000	455,850
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	891,083
Ser. 2923, Class QC, 5.50%, 05/15/2028	425,000	435,367
Ser. 2962, Class XB, 5.50%, 05/15/2029 (h)	1,230,000	1,257,429
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	460,000	476,677
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	550,000	553,858
Ser. 2005-7, Class AC, 4.00%, 02/25/2020	380,000	350,397
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	415,000	424,508
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	525,000	522,247

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $7,027,527)		7,031,074

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 25.2%
FIXED-RATE 25.2%
FHLMC:
4.50%, TBA #	1,325,000	1,278,625
6.50%, TBA #	830,000	863,979

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.50%, TBA #	$ 3,675,000	$3,635,953
5.00%, TBA #	375,000	377,695
5.50%, TBA #	3,600,000	3,634,877
6.50%, 07/01/2032 - 08/01/2032	1,226,314	1,276,909
7.00%, 05/01/2032	86,994	91,945
7.50%, 11/01/2029 - 12/01/2029	39,649	42,530
GNMA, 3.50%, 07/20/2030	389,518	394,060

Total Agency Mortgage-Backed Pass Through Securities
(cost $11,536,922)		11,596,573

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.6%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	345,000	353,752
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,705,000	1,739,799

Total Agency Reperforming Mortgage-Backed Collateralized
Mortgage Obligations (cost $2,133,657)		2,093,551

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 7.8%
FHLMC, Ser. T-55, Class 1A2, 7.00%, 03/25/2043	527,721	550,890
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	147,596	154,562
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	767,753	812,379
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	226,780	238,261
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	330,718	349,308
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	579,051	609,988
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	338,810	351,101
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	518,426	538,572

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $3,650,577)		3,605,061

ASSET-BACKED SECURITIES 0.4%
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018
(cost $169,989)	170,000	169,569

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%
FIXED-RATE 10.7%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	412,343	434,978
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	228,564	236,242
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.44%,
11/25/2033	620,000	643,507

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A1, 3.01%,
03/15/2036	$ 416,988	$407,612
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.55%, 06/12/2041	345,000	359,453
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	310,615	329,531
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	455,000	444,934
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%,
06/15/2031	440,544	451,535
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	625,000	625,392
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	685,483
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	318,287	311,260

Total Commercial Mortgage-Backed Securities (cost $5,043,020)		4,929,927

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes:
2.25%, 02/15/2007	30,000	29,306
3.375%, 01/15/2007 - 11/15/2008	351,771	360,437
5.00%, 08/15/2011	100,000	105,606

Total U.S. Treasury Obligations (cost $495,675)		495,349

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 11.1%
FIXED-RATE 10.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.81%,
05/25/2035 (h)	230,000	230,207
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.50%, 12/25/2034	465,000	452,042
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A7, 3.79%,
12/21/2034	420,000	402,923
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%,
07/25/2034	460,000	453,885
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	915,000	894,620
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	1,460,000	1,434,522
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035 (h)	415,000	413,631
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	440,000	425,834

		4,707,664

FLOATING-RATE 0.9%
Washington Mutual, Inc., Ser. 2005-AR6, Class 2AB3, 3.30%, 04/25/2045 (h)	415,000	415,000

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $5,109,065)		5,122,664

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.1%
FIXED-RATE 3.9%
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-13, Class 2A1, 3.82%, 12/21/2034	$ 528,685	$522,051
Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	285,000	281,106
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 4A1, 5.44%,
10/25/2034	394,434	400,860
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035 (h)	204,297	203,970
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.57%,
02/25/2035 (h)	403,831	402,499

		1,810,486

FLOATING-RATE 1.2%
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR5, Class 2A1A, 3.45%, 08/25/2034	346,389	346,389
Ser. 2004-AR7, Class A2, 3.45%, 09/25/2034	209,260	209,869

		556,258

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $2,371,898)		2,366,744

	Shares	Value

SHORT-TERM INVESTMENTS 27.5%
MUTUAL FUND SHARES 27.5%
Evergreen Institutional Money Market Fund ø ## (cost $12,666,217)	12,666,217	12,666,217

Total Investments (cost $55,987,420) 120.9%		55,619,762
Other Assets and Liabilities (20.9%)		(9,622,332)

Net Assets 100.0%		$45,997,430

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
AAA	100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
Less than 1 year	3.0%
1 to 3 year(s)	21.9%
3 to 5 years	30.4%
5 to 10 years	42.9%
10 to 20 years	1.8%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $43,321,203)	$42,953,545
Investments in affiliates, at value (cost $12,666,217)	12,666,217
Receivable for securities sold	2,744,577
Interest receivable	192,863
Receivable from investment advisor	127
Prepaid expenses and other assets	1,021

Total assets	58,558,350

Liabilities
Dividends payable	105,756
Payable for securities purchased	12,436,796
Due to custodian bank	109
Due to related parties	428
Accrued expenses and other liabilities	17,831

Total liabilities	12,560,920

Net assets	$45,997,430

Net assets represented by
Paid-in capital	$47,105,457
Undistributed net investment income	15,514
Accumulated net realized losses on securities	(755,883)
Net unrealized losses on securities	(367,658)

Total net assets	$45,997,430

Shares outstanding (unlimited number of shares authorized) Class I	4,649,155

Net asset value per share Class I	$9.89

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest	$1,467,400
Income from affiliates	132,277

Total investment income	1,599,677

Expenses
Administrative services fee	43,854
Transfer agent fees	1,654
Trustees’ fees and expenses	3,494
Printing and postage expenses	23,728
Custodian and accounting fees	14,350
Registration and filing fees	3,493
Professional fees	14,778
Other	1,134

Total expenses	106,485
Less: Expense reductions	(636)
Expense reimbursements	(18,010)

Net expenses	87,839

Net investment income	1,511,838

Net realized and unrealized gains or losses on securities
Net realized gains on securities	238,855
Net change in unrealized gains or losses on securities	286,092

Net realized and unrealized gains or losses on securities	524,947

Net increase in net assets resulting from operations	$2,036,785

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$1,511,838		$1,415,351
Net realized gains on securities		238,855		39,480
Net change in unrealized gains or losses
on securities		286,092		(831,977)

Net increase in net assets resulting
from operations		2,036,785		622,854

Distributions to shareholders from
Net investment income		(2,005,765)		(1,955,655)
Net realized gains		0		(29,097)

Total distributions to shareholders		(2,005,765)		(1,984,752)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	1,761,382	17,425,251	4,337,076	43,802,985
Net asset value of shares issued in
reinvestment of distributions	77,323	766,452	77,764	778,751
Payment for shares redeemed	(2,048,098)	(20,257,682)	(2,349,536)	(23,610,741)

Net increase (decrease) in net assets
resulting from capital share
transactions		(2,065,979)		20,970,995

Total increase (decrease) in net assets		(2,034,959)		19,609,097
Net assets
Beginning of period		48,032,389		28,423,292

End of period		$45,997,430		$48,032,389

Undistributed net investment income		$15,514		$27,913

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Shares of the Fund are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and

16

NOTES TO FINANCIAL STATEMENTS continued

simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended April 30, 2005, the following amounts were reclassified:

Accumulated net realized losses on securities	$(481,528)
Undistributed net investment income	481,528

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse other expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC reimbursed other expenses in the amount of $18,010 which represents 0.04% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 65,085,777	$ 16,010,113	$ 69,444,713	$ 6,506,731

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $55,989,897. The gross unrealized appreciation and depreciation on securities based on tax cost was $161,949 and $532,084, respectively, with a net unrealized depreciation of $370,135.

As of April 30, 2005, the Fund had $590,832 in capital loss carryovers for federal income tax purposes with $512,937 expiring in 2012 and $77,895 expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2005, the Fund incurred and will elect to defer post-October losses of $162,574.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed	Unrealized	Carryovers and
Ordinary Income	Depreciation	Post-October Loss

$ 15,514	$ 370,135	$ 753,406

18

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $2,005,765 and $1,984,752 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

19

NOTES TO FINANCIAL STATEMENTS continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Mortgage Portfolio, a series of Evergreen Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Mortgage Portfolio as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

21

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

573633 6/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573633 6/2005

Evergreen

STRATEGIC INCOME FUND

Annual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Income Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.”

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified fixed income strategies in their long-term investment portfolios.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team Lead Manager

Lisa Brown-Premo
Customized Fixed Income Team

Anthony Norris
International Advisors Team

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

Average annual return*

1-year with sales charge	3.05%	2.46%	6.46%	N/A

1-year w/o sales charge	8.22%	7.46%	7.46%	8.58%

5-year	7.74%	7.72%	8.02%	9.13%

10-year	7.06%	6.78%	6.78%	7.63%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Income Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), J.P. Morgan Global Government Bond Index excluding U.S. (JPMGXUS), Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The LBABI, JPMGXUS and MLHYMI1 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 8.22% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 5.26%, the J.P. Morgan Global Government Bond Index excluding U.S. (JPMGXUS) returned 13.75% and the Merrill Lynch High Yield Master Index (MLHYMI) returned 6.45% .

The fund seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities.

During a period in which virtually all parts of the global fixed income markets experienced significant short-term volatility, the fund maintained relatively consistent allocations to different areas of the market throughout the period.

In the domestic high yield portfolio, the largest concentration of the fund’s assets during the period, we held to a relatively conservative strategy, keeping our investments in the lowest tiers of below investment grade holdings to 15% or less. Throughout the period, we overweighted cyclical sectors, including materials, with emphasis on basic industries such as chemicals, metals and mining. At the same time, we underweighted bonds from the telecommunications services and utilities sectors. The emphasis on bonds of cyclical companies and basic industries helped performance, but the de-emphasis on the telecommunications services sector detracted from the fund’s performance.

In investing in foreign debt from developed nations, we focused on opportunities to benefit from the expanding global economy, with overweights in commodity linked economies such as Australia, New Zealand and Canada. This emphasis contributed positively to fund performance. At the heart of our emerging market’s investments, we also emphasized commodity producing nations, especially energy producers such as Russia and Venezuela.

Within the fund’s domestic high grade allocation, we increased our allocation to U.S. Treasury Bonds during the period in order to reduce the fund’s exposure to credit risk. However, U.S. Treasury bonds underperformed other sectors during most of the year, subsequently holding back results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,014.22	$ 5.54
Class B	$ 1,000.00	$ 1,010.74	$ 9.02
Class C	$ 1,000.00	$ 1,010.73	$ 9.02
Class I	$ 1,000.00	$ 1,015.55	$ 4.05
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.29	$ 5.56
Class B	$ 1,000.00	$ 1,015.82	$ 9.05
Class C	$ 1,000.00	$ 1,015.82	$ 9.05
Class I	$ 1,000.00	$ 1,020.78	$ 4.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.11% for Class A, 1.81% for Class B, 1.81% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.38	$ 6.50	$5.83	$ 5.74	$ 6.12

Income from investment operations
Net investment income (loss)	0.33	0.34[2]	0.38[2]	0.35	0.52[2]
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.19	0.07	0.68	0.16	(0.40)

Total from investment operations	0.52	0.41	1.06	0.51	0.12

Distributions to shareholders from
Net investment income	(0.35)	(0.37)	(0.39)	(0.32)	(0.40)
Net realized gains	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.37)	(0.53)	(0.39)	(0.42)	(0.50)

Net asset value, end of period	$ 6.53	$ 6.38	$6.50	$ 5.83	$ 5.74

Total return[3]	8.22%	6.24%	18.79%	9.37%	2.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$214,776	$202,017	$173,842	$130,934	$122,223
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.12%	1.21%	1.19%	1.23%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.21%	1.19%	1.24%	1.24%
Net investment income (loss)	5.03%	5.10%	6.31%	6.02%	8.06%
Portfolio turnover rate	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45% . The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.40	$ 6.52	$5.85	$ 5.75	$ 6.14

Income from investment operations
Net investment income (loss)	0.29	0.29[2]	0.34	0.29	0.48[2]
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.19	0.07	0.67	0.19	(0.41)

Total from investment operations	0.48	0.36	1.01	0.48	0.07

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.34)	(0.28)	(0.36)
Net realized gains	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.33)	(0.48)	(0.34)	(0.38)	(0.46)

Net asset value, end of period	$ 6.55	$ 6.40	$6.52	$ 5.85	$ 5.75

Total return[3]	7.46%	5.49%	17.87%	8.74%	1.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,852	$113,115	$107,968	$77,471	$83,347
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.83%	1.91%	1.94%	1.98%	1.61%
Expenses excluding waivers/reimbursements and expense reductions	1.83%	1.91%	1.94%	1.99%	1.99%
Net investment income (loss)	4.34%	4.40%	5.54%	5.27%	7.34%
Portfolio turnover rate	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45% . The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.39	$ 6.51	$5.84	$ 5.75	$ 6.13

Income from investment operations
Net investment income (loss)	0.29	0.29[2]	0.34[2]	0.32	0.46[2]
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.19	0.07	0.67	0.15	(0.38)

Total from investment operations	0.48	0.36	1.01	0.47	0.08

Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.34)	(0.28)	(0.36)
Net realized gains	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.33)	(0.48)	(0.34)	(0.38)	(0.46)

Net asset value, end of period	$ 6.54	$ 6.39	$6.51	$ 5.84	$ 5.75

Total return[3]	7.46%	5.49%	17.89%	8.56%	1.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$79,539	$89,236	$68,207	$22,554	$16,746
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.83%	1.91%	1.93%	1.98%	1.63%
Expenses excluding waivers/reimbursements and expense reductions	1.83%	1.91%	1.93%	1.98%	1.99%
Net investment income (loss)	4.34%	4.40%	5.66%	5.25%	7.26%
Portfolio turnover rate	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45% . The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I1	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$ 6.28	$ 6.40	$5.74	$ 5.65	$ 6.02

Income from investment operations
Net investment income (loss)	0.34	0.35[3]	0.41[3]	0.35	0.51[3]
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.19	0.07	0.64	0.17	(0.37)

Total from investment operations	0.53	0.42	1.05	0.52	0.14

Distributions to shareholders from
Net investment income	(0.36)	(0.38)	(0.39)	(0.33)	(0.41)
Net realized gains	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.38)	(0.54)	(0.39)	(0.43)	(0.51)

Net asset value, end of period	$ 6.43	$ 6.28	$6.40	$ 5.74	$ 5.65

Total return	8.58%	6.56%	19.09%	9.67%	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,216	$26,711	$13,406	$1,779	$1,584
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.82%	0.91%	0.94%	0.98%	0.62%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.91%	0.94%	0.99%	0.99%
Net investment income (loss)	5.33%	5.42%	6.75%	6.27%	8.30%
Portfolio turnover rate	130%	129%	129%	304%	322%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.6%
FIXED-RATE 2.6%
FNMA:
4.44%, 04/01/2014	$ 2,676,413	$2,640,933
6.21%, 09/01/2008	1,290,202	1,351,543
7.50%, 07/01/2010	790,578	864,491
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	585,867	596,720
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,875,000	2,071,194
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	3,000,000	3,013,650

Total Agency Commercial Mortgage-Backed Securities
(cost $10,356,131)		10,538,531

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.1%
FIXED-RATE 0.2%
FNMA:
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	450,287	474,363
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	324,068	345,226

		819,589

FLOATING-RATE 3.9%
FHLMC:
Ser. 1689, Class F, 3.46%, 03/15/2024	2,441,173	2,458,211
Ser. 1695, Class GA, 3.46%, 03/15/2024	1,151,714	1,156,755
Ser. 2372, Class F, 3.31%, 10/15/2031	835,613	839,375
Ser. 2710, Class FY, 3.21%, 10/15/2018	450,781	445,910
FNMA:
Ser. 1997-76, Class FO, 3.34%, 09/17/2027	2,175,966	2,190,118
Ser. 1998-40, Class F, 3.13%, 06/17/2028	986,001	989,782
Ser. 2002-41, Class F, 3.40%, 07/25/2032	5,154,876	5,213,454
GNMA, Ser. 2001-59, Class FB, 3.32%, 08/16/2026	2,760,205	2,787,084

		16,080,689

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $16,891,817)		16,900,278

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 12.1%
FIXED-RATE 11.8%
FHLMC:
5.00%, TBA #	2,500,000	2,518,750
5.50%, TBA #	15,100,000	15,350,398
6.00%, TBA #	5,920,000	6,077,247
FNMA:
5.50%, TBA #	12,550,000	12,720,397
6.00%, TBA #	8,000,000	8,215,000
6.50%, 04/01/2017	709,536	807,391
6.50%, TBA #	2,465,000	2,563,600
GNMA:
6.00%, 06/15/2031 - 09/15/2031	135,560	140,040
7.50%, 12/15/2030	61,512	66,096
8.00%, 10/15/2030	2,420	2,624

		48,461,543

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.3%
FNMA, 3.09%, 07/01/2044	$ 1,223,123	$1,240,284

Total Agency Mortgage-Backed Pass Through Securities
(cost $49,459,113)		49,701,827

ASSET-BACKED SECURITIES 1.5%
C-Bass, Ltd., Ser. 11A, Class C, 4.36%, 09/15/2039 144A	4,315,000	4,348,312
Ocean Star plc, Ser. 2004-A, Class C, 4.04%, 11/12/2018 144A	1,040,000	1,048,531
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 4.25%, 01/25/2035 144A	875,000	880,547

Total Asset-Backed Securities (cost $6,230,000)		6,277,390

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
FLOATING-RATE 0.4%
GS Mtge. Securities Corp. II, Ser. 2001-ROCK, Class BFL, 3.35%, 05/03/2018 144A
(cost $1,469,258)	1,450,000	1,484,821

CORPORATE BONDS 28.4%
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.6%
Exide Technologies, 10.50%, 03/15/2013 144A	700,000	596,750
RJ Tower Corp., 12.00%, 06/01/2013 •	365,000	195,275
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A	1,675,000	1,536,812

		2,328,837

Hotels, Restaurants & Leisure 2.0%
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	275,000	255,750
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	850,000	837,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	850,000	828,750
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,135,000	1,214,450
La Quinta Corp., 8.875%, 03/15/2011	520,000	562,250
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	685,000	645,612
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,102,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	525,000	494,156
MTR Gaming Group, Inc., 9.75%, 04/01/2010 (h)	1,200,000	1,314,000
Station Casinos, Inc.:
6.50%, 02/01/2014	425,000	426,063
6.875%, 03/01/2016	425,000	431,375

		8,112,156

Household Durables 0.8%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	675,000	661,500
6.375%, 12/15/2014	465,000	455,700
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,631,750
Meritage Homes Corp., 6.25%, 03/15/2015 144A	500,000	462,500

		3,211,450

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	760,000	769,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 2.7%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	$ 1,400,000	$1,387,750
CCO Holdings LLC, 8.75%, 11/15/2013	850,000	822,375
Charter Communications Holdings LLC, 8.625%, 04/01/2009	1,600,000	1,164,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	150,000	159,375
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,000,000	1,385,000
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	851,700
Emmis Communications Corp., 6.875%, 05/15/2012	775,000	769,188
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	1,500,000	945,000
Mediacom LLC, 9.50%, 01/15/2013	1,850,000	1,780,625
Visant Corp., 7.625%, 10/01/2012	925,000	929,625
WMG Holdings Corp., 7.39%, 12/15/2011 144A	1,050,000	1,086,750

		11,281,388

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,650,000	1,757,250

Specialty Retail 1.4%
CSK Auto, Inc., 7.00%, 01/15/2014	1,500,000	1,365,000
FTD, Inc., 7.75%, 02/15/2014	1,944,000	1,944,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,226,500
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,358,500

		5,894,000

Textiles, Apparel & Luxury Goods 0.4%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	700,000	742,000
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	416,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	417,725

		1,575,725

CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.4%
NeighborCare, Inc., 6.875%, 11/15/2013	1,125,000	1,181,250
Rite Aid Corp., 9.50%, 02/15/2011	600,000	612,000

		1,793,250

Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	75,000	77,812
Chiquita Brands International, Inc., 7.50%, 11/01/2014	305,000	280,600
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	190,000	183,350
8.625%, 12/15/2012	330,000	354,750
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	927,000

		1,823,512

Household Products 0.2%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	945,000	921,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	$ 1,250,000	$1,340,625

ENERGY 3.3%
Energy Equipment & Services 0.9%
Dresser, Inc., 9.375%, 04/15/2011	775,000	813,750
Grant Prideco, Inc., 9.625%, 12/01/2007	750,000	823,125
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	525,000	532,875
Parker Drilling Co.:
9.625%, 10/01/2013	450,000	497,250
9.625%, 10/01/2013 144A	950,000	1,049,750

		3,716,750

Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,620,000	1,620,000
7.75%, 01/15/2015	400,000	423,000
El Paso Corp.:
7.75%, 01/15/2032	850,000	786,250
7.875%, 06/15/2012	825,000	810,562
El Paso Production Holding Co., 7.75%, 06/01/2013	1,225,000	1,240,312
Encore Acquisition Co., 6.25%, 04/15/2014	535,000	518,950
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	222,750
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	798,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,410,500
The Williams Companies, Inc.:
7.50%, 01/15/2031	775,000	804,063
8.125%, 03/15/2012	1,125,000	1,237,500

		9,872,637

FINANCIALS 1.9%
Consumer Finance 0.6%
General Motors Acceptance Corp.:
6.125%, 09/15/2006	1,675,000	1,665,550
FRN, 3.56%, 01/16/2007	700,000	668,564

		2,334,114

Diversified Financial Services 0.4%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,500,000	1,511,250
Borden US Finance Corp., 9.00%, 07/15/2014 144A	250,000	251,250

		1,762,500

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,417,000

Real Estate 0.6%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	750,000	791,377
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	1,500,000	1,526,250

		2,317,627

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	$ 1,050,000	$1,068,375

Health Care Providers & Services 1.2%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	425,000	429,250
HCA, Inc., 6.375%, 01/15/2015	850,000	857,317
IASIS Healthcare Corp., 8.75%, 06/15/2014	590,000	609,175
Select Medical Corp., 7.625%, 02/01/2015 144A	950,000	938,125
Service Corporation International, 6.75%, 04/01/2016	1,000,000	957,500
Tenet Healthcare Corp., 9.875%, 07/01/2014	1,325,000	1,368,062

		5,159,429

INDUSTRIALS 2.9%
Aerospace & Defense 0.2%
Argo-Tech Corp., 9.25%, 06/01/2011	190,000	204,250
Moog, Inc., 6.25%, 01/15/2015	540,000	537,300

		741,550

Commercial Services & Supplies 1.3%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	480,000	423,600
6.375%, 04/15/2011	475,000	434,625
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	548,250
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	570,000	635,550
Corrections Corporation of America, 6.25%, 03/15/2013 144A	400,000	388,000
Geo Group, Inc., 8.25%, 07/15/2013	390,000	392,925
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 †	1,815,000	1,442,925
TriMas Corp., 9.875%, 06/15/2012	850,000	841,500

		5,107,375

Machinery 1.0%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	1,675,000	1,716,875
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	325,000	320,125
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	785,000	769,300
Terex Corp., 7.375%, 01/15/2014	1,440,000	1,454,400

		4,260,700

Trading Companies & Distributors 0.4%
United Rentals North America, Inc., 7.75%, 11/15/2013	1,875,000	1,767,188

INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
Computer Sciences Corp., 9.50%, 02/15/2013 144A	1,200,000	1,158,000
Stratus Technologies, Inc., 10.375%, 12/01/2008	850,000	833,000

		1,991,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 6.5%
Chemicals 2.6%
Arco Chemical Co., 9.80%, 02/01/2020	$485,000	$538,350
Equistar Chemicals LP, 10.625%, 05/01/2011	875,000	980,000
Ethyl Corp., 8.875%, 05/01/2010	250,000	264,375
FMC Corp., 10.25%, 11/01/2009	920,000	1,021,200
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	750,000	858,750
Huntsman International LLC:
9.875%, 03/01/2009	1,300,000	1,404,000
11.50%, 07/15/2012 144A	924,000	1,067,220
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,750,000	1,874,688
10.50%, 06/01/2013	800,000	926,000
Nalco Co., 8.875%, 11/15/2013	800,000	824,000
PQ Corp., 7.50%, 02/15/2013 144A	885,000	862,875

		10,621,458

Containers & Packaging 1.0%
Graham Packaging Co., 9.875%, 10/15/2014 144A	450,000	432,000
Graphic Packaging International, Inc., 9.50%, 08/15/2013	1,000,000	1,000,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	1,335,000	1,421,775
8.75%, 11/15/2012	1,025,000	1,122,375

		3,976,150

Metals & Mining 1.8%
Alaska Steel Corp., 7.75%, 06/15/2012	1,275,000	1,141,125
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,100,000	1,135,750
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,680,000	1,848,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,400,750
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	487,500
6.875%, 03/15/2013	440,000	457,600
United States Steel Corp., 10.75%, 08/01/2008	750,000	847,500

		7,318,225

Paper & Forest Products 1.1%
Amscan Holdings, Inc., 8.75%, 05/01/2014	1,000,000	935,000
Boise Cascade LLC:
5.54%, 10/15/2012 144A	425,000	422,875
7.125%, 10/15/2014 144A	400,000	382,000
Bowater, Inc., 6.50%, 06/15/2013	850,000	775,625
Georgia Pacific Corp.:
8.00%, 01/15/2024	420,000	449,400
8.125%, 05/15/2011	1,600,000	1,758,000

		4,722,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	$425,000	$442,000
Horizon PCS, Inc., 11.375%, 07/15/2012 144A	400,000	444,000
Nextel Communications, Inc., 7.375%, 08/01/2015	1,200,000	1,284,000
Rural Cellular Co., 8.25%, 03/15/2012	450,000	457,875
UbiquiTel, Inc., 9.875%, 03/01/2011	400,000	435,000
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	400,000	441,000

		3,503,875

UTILITIES 1.1%
Electric Utilities 0.5%
Reliant Energy, Inc.:
6.75%, 12/15/2014	975,000	867,750
9.25%, 7/15/2010	1,300,000	1,335,750

		2,203,500

Multi-Utilities 0.6%
AES Corp., 7.75%, 03/01/2014	1,350,000	1,383,750
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,134,000	1,151,010

		2,534,760

Total Corporate Bonds (cost $117,248,660)		117,206,181

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 14.9%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.3%
Renault SA, 6.125%, 06/26/2009 EUR	720,000	1,030,792

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	720,000	1,015,368

Internet & Catalog Retail 0.2%
Great University Stores, 5.625%, 12/12/2013 GBP	450,000	849,459

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	650,000	918,157

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.3%
Tesco plc, 4.75%, 04/13/2010 EUR	750,000	1,037,941

Tobacco 0.2%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	720,000	982,620

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,207,503

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS 10.4%
Capital Markets 0.4%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	$ 1,900,000	$1,505,140

Commercial Banks 4.8%
Australia & New Zealand Bank, 4.875%, 12/22/2008 GBP	450,000	857,059
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	2,200,000	2,966,784
BOS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,505,763
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	1,350,000	1,882,536
DnB NOR ASA, MTN, 2.82%, 12/08/2008 CAD	1,000,000	794,043
Eurofima:
5.50%, 09/15/2009 AUD	55,000	42,612
MTN, 6.50%, 08/22/2011 AUD	1,500,000	1,217,794
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	731,554
4.25%, 12/07/2010 GBP	590,000	1,097,467
MTN:
5.75%, 09/15/2009 AUD	100,000	78,488
6.50%, 09/10/2014 NZD	4,600,000	3,371,259
Kreditanstalt fur Wiederaufbau, MTN, 4.75%, 12/07/2010 GBP	580,000	1,103,934
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	1,550,000	1,222,680
Rabobank Nederland, FRN, 2.73%, 06/18/2007 CAD	1,500,000	1,189,934
Royal Bank of Canada, FRN, 5.02%, 04/08/2010 GBP	1,036,000	1,977,534

		20,039,441

Consumer Finance 0.4%
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,768,161

Diversified Financial Services 2.9%
Bank Nederlandse Gemeenten NV, MTN, 4.875%, 04/21/2010 GBP	580,000	1,109,357
Cedulas TDA, 3.25%, 06/19/2010 EUR	2,600,000	3,397,407
General Electric Capital Corp.:
FRN, 2.19%, 03/31/2008 EUR	500,000	643,196
MTN:
5.25%, 12/10/2013 GBP	570,000	1,099,802
6.625%, 02/04/2010 NZD	2,870,000	2,094,862
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	1,000,000	1,393,729
Nationwide Building Society, FRN, 2.27%, 11/01/2008 EUR	975,000	1,254,735
Network Rail Finance plc, FRN, 2.14%, 02/27/2007 EUR	800,000	1,029,629

		12,022,717

Thrifts & Mortgage Finance 1.9%
Nykredit:
4.00%, 10/01/2020 DKK	8,803,958	1,536,680
5.00%, 10/01/2022 DKK	7,286,552	1,285,992
6.00%, 10/01/2022 DKK	2,837,823	508,934
Totalkredit, FRN, 2.65%, 01/01/2015 DKK	25,000,000	4,341,571

		7,673,177

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
INDUSTRIALS 0.3%
Construction & Engineering 0.3%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	750,000	$1,043,393

INFORMATION TECHNOLOGY 1.8%
Internet Software & Services 1.8%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR	5,000,000	7,442,628

MATERIALS 0.5%
Chemicals 0.5%
Nalco Co., 9.00%, 11/15/2013 EUR	1,500,000	2,126,640

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	700,000	947,985

Total Foreign Bonds-Corporate (Principal Amount Denominated in
Currency Indicated) (cost $58,271,466)		61,611,122

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 11.4%
Argentina, 2.00%, 09/30/2008 ARS	6,000,000	1,664,633
Australia:
5.32%, 08/20/2015 AUD	3,808,000	4,415,285
8.75%, 08/15/2008 AUD	1,250,000	1,075,985
British Columbia, 6.375%, 08/23/2010 CAD	1,925,000	1,711,062
France, 1.61%, 07/25/2015 EUR	1,000,000	1,315,600
Hungary, 8.50%, 10/12/2005 HUF	300,000,000	1,531,384
Mexico:
8.00%, 12/24/2008 MXN	13,500,000	1,142,871
9.00%, 12/20/2012 MXN	5,500,000	461,266
10.50%, 07/14/2011 MXN	12,500,000	1,168,405
Norway, 6.50%, 05/15/2013 NOK	33,000,000	6,266,255
Ontario, 6.50%, 12/01/2005 CAD	66,000	53,459
Poland, 5.00%, 10/24/2013 PLN	7,000,000	2,023,205
Slovakia, 4.95%, 03/05/2008 SKK	70,000,000	2,421,279
South Africa:
7.00%, 04/10/2008 EUR	750,000	1,067,518
13.00%, 08/31/2010 ZAR	7,000,000	1,405,533
Spain, 4.00%, 01/31/2010 EUR	3,440,000	4,670,795
Sweden:
3.81%, 12/01/2015 SEK	29,055,000	5,272,337
5.25%, 03/15/2011 SEK	26,500,000	4,162,021
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,454,833
6.41%, 08/23/2011 GBP	500,000	2,508,329

Total Foreign Bonds-Government (Principal Amount Denominated in
Currency Indicated) (cost $44,305,278)		46,792,055

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FNMA, 4.625%, 10/15/2014 (cost $2,908,560)	$ 2,875,000	$2,891,937

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	7,965,000	8,998,586
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	3,340,000	3,277,509
4.00%, 02/15/2015 ##	8,455,000	8,320,582
4.25%, 08/15/2014	800,000	803,626

Total U.S. Treasury Obligations (cost $20,339,079)		21,400,303

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.5%
FIXED-RATE 1.2%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26,
Class 4A1, 7.00%, 10/25/2017	1,012,032	1,030,014
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	2,722,642	2,818,333
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	5,120,000	1,262,200

		5,110,547

FLOATING-RATE 2.3%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10,
Class 12A3, 4.73%, 01/25/2035	935,704	938,095
Countrywide Alternative Loan Trust, Ser. 2004-J4,
Class 1A1, 3.00%, 06/25/2034	25,868	25,883
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 4.37%, 01/20/2035 (h)	5,325,964	5,422,484
Ser. 2004-R1, Class 1-AF, 2.24%, 10/25/2034 144A	682,909	684,254
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 5.02%,
02/25/2035	1,657,748	1,664,670
William Street Funding Corp., Ser. 2004-3, Class A, 2.30%, 09/23/2009
144A (h)	750,000	751,418

		9,486,804

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $14,632,338)		14,597,351

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.5%
FIXED-RATE 0.5%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	799,631	783,388
Ser. 2005-2, 4.75%, 03/20/2034	1,265,000	1,241,417

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $2,031,999)		2,024,805

YANKEE OBLIGATIONS-CORPORATE 5.8%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	825,000	825,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
CONSUMER DISCRETIONARY continued
Media 0.3%
IMAX Corp., 9.625%, 12/01/2010	$ 1,300,000	$1,381,250

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	1,350,000	1,279,125

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	1,425,000	1,596,000

FINANCIALS 0.8%
Consumer Finance 0.4%
Stone Container Finance Co., 7.375%, 07/15/2014	1,750,000	1,618,750

Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
4.60%, 06/24/2034 144A	220,000	222,963
4.65%, 12/24/2033 144A	500,000	506,265
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	826,075

		1,555,303

INDUSTRIALS 1.0%
Commercial Services & Supplies 0.4%
Stena AB, 7.50%, 11/01/2013	2,000,000	1,920,000

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,228,975

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,070,000	1,123,500

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	900,000	900,000

MATERIALS 1.3%
Chemicals 0.3%
Acetex Corp., 10.875%, 08/01/2009	1,000,000	1,060,000

Containers & Packaging 0.4%
Crown European Holdings:
9.50%, 03/01/2011	500,000	542,500
10.875%, 03/01/2013	1,000,000	1,147,500

		1,690,000

Metals & Mining 0.5%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	141,000	154,395
Novelis, Inc., 7.25%, 02/15/2015 144A	1,740,000	1,692,150

		1,846,545

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.1%
Abitibi-Consolidated, Inc., 6.00%, 06/20/2013	$475,000	$391,875
Tembec Industries, Inc., 7.75%, 03/15/2012	200,000	152,000

		543,875

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	447,562
9.625%, 05/01/2011	745,000	849,300

		1,296,862

UTILITIES 1.0%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	1,500,000	1,583,603

Gas Utilities 0.6%
Gazprom, 9.625%, 03/01/2013 144A	2,000,000	2,355,000

Total Yankee Obligations-Corporate (cost $23,595,704)		23,803,788

YANKEE OBLIGATIONS-GOVERNMENT 6.6%
Brazil:
9.25%, 10/22/2010	2,000,000	2,165,000
Ser. L, 8.00%, 04/15/2014	1,504,076	1,497,383
Colombia, 9.75%, 04/09/2011	2,834,717	3,157,874
Indonesia, 6.75%, 03/10/2014	2,250,000	2,165,625
Mexico, 8.375%, 01/14/2011	2,000,000	2,294,000
Peru, 9.125%, 01/15/2008	1,500,000	1,657,500
Philippines, 9.375%, 01/18/2017	3,500,000	3,727,500
Russia:
3.00%, 05/14/2008	4,900,000	4,575,620
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	2,100,000	2,233,875
Venezuela:
10.75%, 09/19/2013	1,000,000	1,120,000
FRN, 4.15%, 04/20/2011	3,000,000	2,675,832

Total Yankee Obligations-Government (cost $25,825,425)		27,270,209

	Shares	Value

COMMON STOCKS 0.4%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	27,389	213,771

ENERGY 0.3%
Energy Equipment & Services 0.3%
TexCal Energy LLC * (h) +	909	1,181,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Shares	Value

MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	$411,753

Total Common Stocks (cost $1,129,801)		1,806,574

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 * (h) +	175,000	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 144A * +	2,000	20
Expiring 05/31/2009 144A * (h) +	2,000	0

Total Warrants (cost $244,882)		20

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 10.2%
COMMERCIAL PAPER 3.4%
ASAP Funding, Ltd., 2.96%, 05/12/2005	$ 2,850,000	2,847,657
Chesham Financial Corp., 2.88%, 05/11/2005	2,790,000	2,787,991
Giro Balanced Funding Corp., 2.88%, 05/12/2005	2,780,000	2,777,776
Perry Global Funding, 2.88%, 09/12/2005	2,780,000	2,777,776
UBS AG, 2.95%, 05/12/2005	2,850,000	2,847,664

		14,038,864

	Shares	Value

MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø ##	28,190,881	28,190,881

Total Short-Term Investments (cost $42,229,745)		42,229,745

Total Investments (cost $437,169,256) 108.3%		446,536,937
Other Assets and Liabilities (8.3%)		(34,154,070)

Net Assets 100.0%		$412,382,867

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ARS	Argentina Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakian Koruny
TBA	To Be Announced
ZAR	South African Rand

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
AAA	45.2%
AA	2.8%
A	14.5%
BBB	1.9%
BB	9.4%
B	23.7%
CCC	1.9%
NR	0.6%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
Less than 1 year	13.1%
1 to 3 year(s)	6.6%
3 to 5 years	29.5%
5 to 10 years	42.8%
10 to 20 years	5.5%
20 to 30 years	2.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $408,978,375)	$418,346,056
Investments in affiliates, at value (cost $28,190,881)	28,190,881
Foreign currency, at value (cost $446,825)	446,657
Receivable for securities sold	17,886,747
Receivable for Fund shares sold	254,172
Interest receivable	6,369,290
Unrealized gains on forward foreign currency exchange contracts	1,102,270
Prepaid expenses and other assets	54,563

Total assets	472,650,636

Liabilities
Dividends payable	592,436
Payable for securities purchased	57,868,410
Payable for Fund shares redeemed	721,120
Payable for closed forward foreign currency exchange contracts	983,104
Advisory fee payable	14,630
Distribution Plan expenses payable	19,922
Due to other related parties	3,754
Accrued expenses and other liabilities	64,393

Total liabilities	60,267,769

Net assets	$412,382,867

Net assets represented by
Paid-in capital	$448,131,508
Undistributed net investment income	5,870,529
Accumulated net realized losses on securities and foreign currency related transactions	(52,087,205)
Net unrealized gains on securities and foreign currency related transactions	10,468,035

Total net assets	$412,382,867

Net assets consists of
Class A	$214,776,333
Class B	98,851,717
Class C	79,539,126
Class I	19,215,691

Total net assets	$412,382,867

Shares outstanding (unlimited number of shares authorized)
Class A	32,875,145
Class B	15,085,473
Class C	12,155,128
Class I	2,986,487

Net asset value per share
Class A	$6.53
Class A — Offering price (based on sales charge of 4.75%)	$6.86
Class B	$6.55
Class C	$6.54
Class I	$6.43

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest (net of foreign withholding taxes of $59,926)	$25,354,505
Income from affiliates	197,965
Securities lending	1,331

Total investment income	25,553,801

Expenses
Advisory fee	1,829,933
Distribution Plan expenses
Class A	616,209
Class B	1,040,661
Class C	817,731
Administrative services fee	414,408
Transfer agent fees	719,056
Trustees’ fees and expenses	12,051
Printing and postage expenses	51,828
Custodian and accounting fees	262,723
Registration and filing fees	66,699
Professional fees	27,150
Other	39,429

Total expenses	5,897,878
Less: Expense reductions	(2,645)
Expense reimbursements	(82)

Net expenses	5,895,151

Net investment income	19,658,650

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	12,276,542
Foreign currency related transactions	(1,263,527)

Net realized gains on securities and foreign currency related transactions	11,013,015
Net change in unrealized gains or losses on securities and foreign currency
related transactions	942,567

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	11,955,582

Net increase in net assets resulting from operations	$31,614,232

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$19,658,650		$20,436,680
Net realized gains on securities and
foreign currency related transactions		11,013,015		29,252,664
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		942,567		(27,295,321)

Net increase in net assets resulting
from operations		31,614,232		22,394,023

Distributions to shareholders from
Net investment income
Class A		(11,021,445)		(10,999,622)
Class B		(4,861,302)		(5,696,610)
Class C		(3,819,193)		(4,247,112)
Class I		(1,350,463)		(1,546,157)
Net realized gains
Class A		(467,235)		(4,697,664)
Class B		(231,303)		(2,758,470)
Class C		(183,256)		(2,125,608)
Class I		(52,197)		(614,261)

Total distributions to shareholders		(21,986,394)		(32,685,504)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,307,048	41,432,078	10,558,043	69,375,473
Class B	2,284,706	15,044,683	5,160,616	33,950,532
Class C	1,974,634	13,016,637	7,780,021	51,216,021
Class I	586,221	3,820,552	1,433,762	9,306,633

		73,313,950		163,848,659

Net asset value of shares issued in
reinvestment of distributions
Class A	1,213,973	7,954,122	1,604,686	10,521,676
Class B	441,246	2,897,973	788,248	5,188,607
Class C	331,818	2,176,653	537,515	3,532,884
Class I	98,635	634,960	145,931	940,548

		13,663,708		20,183,715

Automatic conversion of Class B
shares to Class A shares
Class A	745,934	4,900,250	680,069	4,474,534
Class B	(743,600)	(4,900,250)	(677,862)	(4,474,534)

		0		0

Payment for shares redeemed
Class A	(7,064,524)	(46,098,782)	(7,929,281)	(51,756,882)
Class B	(4,575,911)	(29,821,678)	(4,162,066)	(27,254,170)
Class C	(4,120,746)	(26,755,342)	(4,832,223)	(31,650,267)
Class I	(1,952,434)	(12,626,152)	(4,926,827)	(31,100,842)

		(115,301,954)		(141,762,161)

Net asset value of shares issued in
acquisition — Class I	0	0	5,508,003	35,677,970

Net increase (decrease) in net assets
resulting from capital share transactions		(28,324,296)		77,948,183

Total increase (decrease) in net assets		(18,696,458)		67,656,702
Net assets
Beginning of period		431,079,325		363,422,623

End of period	$ 412,382,867		$ 431,079,325

Undistributed net investment income		$5,870,529		$4,013,098

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the

NOTES TO FINANCIAL STATEMENTS continued

agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, dividends paid through share redemptions, reinstated capital loss carryovers acquired through a fund merger and premium amortization. During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$2,549,461
Undistributed net investment income	4,123,996
Accumulated net realized losses on securities
and foreign currency related transactions	(6,673,457)

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC reimbursed other expenses in the amount of $82.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended April 30, 2005, the Fund paid brokerage commissions of $176 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2005, EIS received $33,882 from the sale of Class A shares and $323,709 and $27,600 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit Emerging Markets Bond Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of Evergreen Offit Emerging Markets Bond Fund at an exchange ratio of 1.21 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,059,467. The aggregate net assets of the Fund and Evergreen Offit Emerging Markets Bond Fund immediately prior to the acquisition were $404,982,531 and $35,677,970, respectively. The aggregate net assets of the Fund immediately after the acquisition were $440,660,501.

NOTES TO FINANCIAL STATEMENTS continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

	Non-		Non-
U.S. Government	U.S. Government	U.S. Government	U.S. Government

$ 192,441,799	$ 341,025,137	$ 151,506,743	$ 392,036,011

At April 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Deliver	April 30, 2005	In Exchange for	April 30, 2005	Gain

7/11/2005	24,350,155 EUR	$31,396,114	3,385,889,000 JPY	$32,498,384	$1,102,270

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $438,134,554. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,997,367 and $4,594,984, respectively, with a net unrealized appreciation of $8,402,383.

As of April 30, 2005, the Fund had $51,140,188 in capital loss carryovers for federal income tax purposes with $6,306,504 expiring in 2008, $14,759,243 expiring in 2009 and $30,074,441 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 6,989,164	$ 8,402,383	$ 51,140,188

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and foreign currency gains on open forward contracts.

The tax character of distributions paid were $21,986,394 and $32,685,504 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

NOTES TO FINANCIAL STATEMENTS continued

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a

NOTES TO FINANCIAL STATEMENTS continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Income Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fundís management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Income Fund as of April 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566662 rv27 6/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566662 rv2 6/2005

Evergreen

U.S. GOVERNMENT FUND

Annual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	STATEMENT OF CASH FLOWS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen U.S. Government Fund, which covers the twelve-month period ended April 30, 2005.

For those investors in the fixed income markets, the past year has provided a variety of challenges and opportunities. In anticipation of this environment, our fixed income portfolio management teams attempted to prepare for a market contending with moderating economic growth and less accommodation from the Federal Reserve (Fed). The question for the markets was no longer the direction of monetary policy, but rather the extent to which interest rates would rise. Using our outlook for a continued economic expansion, we positioned our fixed income portfolios for a gradual tightening of monetary policy.

The fiscal year began with a mixed message on the economy. Growth was good, but it was no longer great, and market interest rates declined on the perceived weakness. However, Fed officials continued to talk up their much anticipated “measured removal of policy accommodation.”

Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. For example, solid retail sales occurred in a month where consumer confidence declined. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations in the Spring of 2004, the market’s inflation fears accelerated, and yields

1

LETTER TO SHAREHOLDERS continued

headed higher in anticipation of tighter Fed policy.

The Fed finally began their “measured removal of policy accommodation” beginning in June of 2004. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market anxiety. Market interest rates still remained quite volatile during the first half of the fiscal period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the fiscal year as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February 2005 that it was a “conundrum” that long-term yields remained low.

Throughout the fiscal year, many of our fixed income managers utilized a variety of strategies within their specific portfolios in order to maximize the total return possibilities for our investors. For example, many of our municipal bond fund managers emphasized the long-end of the curve in an attempt to enhance total return. Other teams used a barbell strategy, seeking opportunities at the short and long end of the Treasury yield curve in an attempt to remain defensive throughout the volatile market activity. Our mortgage portfolio teams employed adjustable rate, commercial, and hybrid products while attempting to navigate the ever changing seas within that marketplace. Our fundamental emphasis on credit quality in the corporate and high yield sectors, however, was not always rewarded, as the markets often pursued riskier issues within a given universe as the yield curve continued to flatten. Finally, our global management teams bought foreign bonds from commodity rich nations such as Australia, New Zealand and Canada in an effort to sustain performance.

We encourage our investors to maintain their diversified fixed income strategies in their long-term investment portfolios.

2

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Lisa Brown-Premo

Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

Average annual return*

1-year with sales charge	-0.62%	-1.36%	2.64%	N/A

1-year w/o sales charge	4.37%	3.64%	3.64%	4.68%

5-year	5.08%	5.02%	5.35%	6.40%

10-year	5.50%	5.23%	5.23%	6.29%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12B-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.37% for the twelve-month period ended April 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) returned 2.91% .

The fund seeks a high level of current income consistent with stability of principal.

The dominant influence on the government securities market during the period was the dramatic flattening of the U.S. Treasury yield curve. While yields of shorter-term securities rose substantially, intermediate yields finished the period only modestly higher than at the start, while the yields of ten and thirty year bonds declined.

In a period in which the steady strengthening of the economy led to concerns that interest rates would continue to rise, we underweighted U.S. Treasury bonds, the sector most vulnerable to price loss because of rising interest rates. At the end of the fiscal year, U.S. Treasury bonds accounted for roughly 5% of the fund’s portfolio, compared to a 64% weighting within the benchmark. In contrast, mortgage-backed securities, which are less vulnerable to rising interest rates, represented the majority of the fund’s portfolio. The fund also had a small allocation to corporate bonds.

As a result of the yield curve flattening, we maintained a barbell portfolio structure, with greater emphasis on both shorter and longer term maturities than on intermediates during the period. This helped performance substantially, and the fund significantly surpassed the median average of general government funds as well as the benchmark.

The fund’s substantial overweight position in mortgage-backed securities, relative to the benchmark, also supported performance, as did the allocation to corporate bonds. Relative to other funds in the general government funds’ universe, the fund’s somewhat shorter duration than the competitive universe was a detractor to its performance during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,011.40	$ 4.99
Class B	$ 1,000.00	$ 1,007.90	$ 8.46
Class C	$ 1,000.00	$ 1,007.90	$ 8.46
Class I	$ 1,000.00	$ 1,012.91	$ 3.49
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.84	$ 5.01
Class B	$ 1,000.00	$ 1,016.36	$ 8.50
Class C	$ 1,000.00	$ 1,016.36	$ 8.50
Class I	$ 1,000.00	$ 1,021.32	$ 3.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.70% for Class B, 1.70% for Class C and 0.70% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.24[2]	0.19[2]	0.39	0.48	0.54
Net realized and unrealized gains or losses on securities	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	0.43	0.03	0.82	0.64	0.98

Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.35)	(0.48)	(0.54)

Net asset value, end of period	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	4.37%	0.30%	8.50%	6.76%	10.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$93,826	$109,172	$146,427	$141,838	$108,073
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.00%	1.01%	0.95%	0.96%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.00%	1.01%	0.95%	0.96%	1.00%
Net investment income (loss)	2.38%	1.86%	3.81%	4.91%	5.71%
Portfolio turnover rate	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.17[2]	0.12[2]	0.31	0.42	0.47
Net realized and unrealized gains or losses on securities	0.19	(0.16)	0.43	0.15	0.44

Total from investment operations	0.36	(0.04)	0.74	0.57	0.91

Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.27)	(0.41)	(0.47)

Net asset value, end of period	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	3.64%	(0.40%)	7.69%	5.97%	10.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,452	$37,270	$59,362	$47,016	$65,533
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.70%	1.71%	1.70%	1.71%	1.75%
Expenses excluding waivers/reimbursements and expense reductions	1.70%	1.71%	1.70%	1.71%	1.75%
Net investment income (loss)	1.67%	1.16%	3.04%	4.18%	4.98%
Portfolio turnover rate	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.17[2]	0.12[2]	0.31	0.41	0.47
Net realized and unrealized gains or losses on securities	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	0.36	(0.04)	0.74	0.57	0.91

Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.27)	(0.41)	(0.47)

Net asset value, end of period	$10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	3.64%	(0.40%)	7.69%	5.97%	10.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,820	$14,207	$26,013	$14,212	$11,188
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.70%	1.71%	1.70%	1.71%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.70%	1.71%	1.70%	1.71%	1.74%
Net investment income (loss)	1.67%	1.17%	2.99%	4.15%	4.90%
Portfolio turnover rate	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22% . The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I1	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.27[3]	0.22[3]	0.41	0.50	0.56
Net realized and unrealized gains or losses on securities	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	0.46	0.06	0.84	0.66	1.00

Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.37)	(0.50)	(0.56)

Net asset value, end of period	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return	4.68%	0.60%	8.77%	7.02%	11.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$436,431	$427,356	$489,565	$327,753	$263,619
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	0.70%	0.71%	0.70%	0.71%	0.75%
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.70%	0.71%	0.75%
Net investment income (loss)	2.69%	2.15%	4.02%	5.16%	5.97%
Portfolio turnover rate	110%	55%	129%	121%	86%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FNMA:
6.22%, 08/01/2012 ##	$ 4,134,533	$4,494,757
6.80%, 01/01/2011 ##	3,000,000	3,337,680

Total Agency Commercial Mortgage-Backed Securities
(cost $7,993,701)		7,832,437

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 14.3%
FIXED-RATE 6.3%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	235,140	242,136
Ser. 2359, Class PC, 6.00%, 07/15/2015	217,260	219,017
Ser. 2367, Class BC, 6.00%, 04/15/2016	172,845	174,642
Ser. H012, Class A2, 2.50%, 11/15/2008 ##	4,427,177	4,279,960
Ser. SF1, Class A2, 2.38%, 11/15/2008 ##	10,911,761	10,765,423
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	19,480,000	19,903,684

		35,584,862

FLOATING-RATE 8.0%
FHLMC:
Ser. 1370, Class JA, 4.15%, 09/15/2022	374,426	378,315
Ser. 1498, Class I, 4.15%, 04/15/2023	313,466	318,771
Ser. 1533, Class FA, 4.10%, 06/15/2023	81,862	83,018
Ser. 1616, Class FB, 3.22%, 11/15/2008 ##	1,923,573	1,907,071
Ser. 1671, Class TA, 3.50%, 02/15/2024 ##	1,495,241	1,503,740
Ser. 2030, Class F, 3.45%, 02/15/2028 ##	1,555,220	1,565,824
Ser. 2181, Class PF, 3.35%, 05/15/2029	767,652	771,938
Ser. 2380, Class FL, 3.55%, 11/15/2031 ##	6,325,361	6,422,581
Ser. 2395, Class FD, 3.55%, 05/15/2029 ##	2,367,595	2,405,051
Ser. 2481, Class FE, 3.95%, 03/15/2032 ##	4,139,193	4,263,038
Ser. 2691, Class FC, 3.65%, 10/15/2033 ##	3,748,684	3,760,043
FNMA:
Ser. 1993-174, Class FD, 3.03%, 09/25/2008	140,165	139,220
Ser. 1993-221, Class FH, 4.13%, 12/25/2008 ##	4,402,412	4,465,157
Ser. 1997-34, Class F, 3.68%, 10/25/2023 ##	5,185,937	5,259,370
Ser. 1997-49, Class F, 3.50%, 06/17/2027	876,166	882,823
Ser. 1999-49, Class F, 3.42%, 05/25/2018 ##	1,662,429	1,671,481
Ser. 2000-32, Class FM, 3.42%, 10/18/2030	882,159	888,904
Ser. 2001-53, Class CF, 3.42%, 10/25/2031	356,615	357,430
Ser. 2002-13, Class FE, 3.92%, 02/27/2031 ##	2,203,026	2,257,154
Ser. 2002-67, Class FA, 4.02%, 11/25/2032 ##	3,666,117	3,737,312
Ser. G93, Class FH, 4.18%, 04/25/2023	266,230	273,378

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
GNMA:
Ser. 1999-40, Class FL, 3.57%, 02/17/2029	$ 408,852	$413,075
Ser. 2000-12, Class FQ, 3.62%, 06/16/2029	759,853	761,008
Ser. 2000-36, Class FG, 3.49%, 11/20/2030	868,189	874,343

		45,360,045

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $81,055,492)		80,944,907

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 63.2%
FIXED-RATE 45.8%
FHLMC:
5.50%, TBA #	85,155,000	86,569,806
6.00%, TBA #	49,795,000	51,117,655
6.50%, 04/01/2011 - 09/01/2028	5,569,262	5,802,781
6.50%, 01/01/2017 - 04/01/2022 ##	2,671,539	2,779,315
7.50%, 05/01/2027 - 08/01/2028	1,433,475	1,543,307
8.00%, 08/01/2023 - 11/01/2028	414,887	452,211
9.00%, 01/01/2017	152,171	165,400
9.50%, 09/01/2020	86,488	95,392
10.50%, 12/01/2019	237,855	272,025
FNMA:
4.50%, TBA #	10,000,000	9,893,750
5.50%, TBA #	44,900,000	45,677,366
5.55%, 09/01/2019 (h)	8,113,344	8,229,974
6.00%, 02/01/2008 - 09/01/2013	824,498	854,841
6.50%, 01/01/2024	226,230	236,734
6.50%, TBA #	27,190,000	28,277,600
7.00%, 11/01/2026 - 02/01/2032	339,624	359,392
7.50%, 07/01/2023 - 05/01/2027	855,299	920,448
8.00%, 10/01/2026 - 09/01/2028	531,920	580,162
8.50%, 07/01/2029 - 08/01/2029	78,925	86,230
9.50%, 02/01/2023	93,715	103,176
11.00%, 01/01/2016	147,147	162,644
11.25%, 02/01/2016	149,852	166,769
GNMA:
6.00%, 02/15/2009 - 05/20/2034	673,312	695,981
6.00%, 08/20/2034 ##	8,941,845	9,209,402
6.50%, 12/15/2025 - 09/20/2033	1,238,908	1,296,909
7.00%, 12/15/2022 - 05/15/2032	1,149,646	1,221,500
7.34%, 10/20/2021 - 09/20/2022	793,079	842,868
7.50%, 02/15/2022 - 06/15/2032	967,073	1,042,073
8.00%, 09/15/2009	17,009	17,873
10.00%, 12/15/2018	109,609	124,299

		258,797,883

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 17.4%
FNMA:
3.22%, 07/01/2044 ##	$ 23,521,597	$23,851,604
3.27%, 09/01/2041 ##	18,000,070	18,255,760
3.42%, 06/01/2040 - 01/01/2041 ##	20,495,247	20,883,196
3.88%, 11/01/2033 ##	15,810,330	16,042,803
SBA, 3.16%, 10/25/2029 - 11/25/2029 ##	19,581,888	19,573,453

		98,606,816

Total Agency Mortgage-Backed Pass Through Securities
(cost $355,850,076)		357,404,699

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 5.5%
FIXED-RATE 5.5%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031 ##	4,556,992	4,807,475
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042 ##	6,819,293	7,093,707
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	853,405	907,119
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017 ##	5,486,871	5,805,795
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042 ##	2,003,142	2,081,154
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 ##	9,534,188	10,070,105

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $31,020,068)		30,765,355

ASSET-BACKED SECURITIES 1.3%
SLMA:
Ser. 1997-4, Class A2, FRN, 3.69%, 10/25/2010 ##	3,246,999	3,283,710
Ser. 1998-1, Class A2, FRN, 3.70%, 10/25/2011 ##	4,035,105	4,082,159

Total Asset-Backed Securities (cost $7,333,307)		7,365,869

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
FIXED-RATE 0.8%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A,
Class A, 6.36%, 06/12/2006 144A (h)	3,324,462	3,384,035
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	376,503	399,432
Morgan Stanley Capital I, Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	800,000	800,501

Total Commercial Mortgage-Backed Securities (cost $4,598,831)		4,583,968

CORPORATE BONDS 6.2%
FINANCIALS 4.9%
Capital Markets 1.6%
Goldman Sachs Capital I, 6.35%, 02/15/2034	5,000,000	5,252,170
JPMorgan Chase Capital XV, Ser. O, 5.875%, 03/15/2035	4,000,000	3,989,044

		9,241,214

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,993,556

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.7%
Prudential Holdings LLC, 8.70%, 12/18/2023 144A	$ 3,000,000	$3,903,282

Insurance 0.9%
MBIA, Inc., 5.70%, 12/01/2034 (p)	5,000,000	4,945,570

Real Estate 1.0%
Weingarten Realty Investors, 5.25%, 03/02/2015	5,600,000	5,553,699

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
Verizon Global Funding Corp., 7.75%, 12/01/2030 (p)	6,000,000	7,489,218

Total Corporate Bonds (cost $34,378,179)		35,126,539

U.S. GOVERNMENT & AGENCY OBLIGATIONS 20.1%
FHLB:
3.625%, 11/14/2008 (p)	10,000,000	9,858,180
4.50%, 02/18/2015 (p)	5,000,000	4,977,245
5.125%, 03/06/2006	14,000,000	14,181,650
FHLMC:
2.85%, 02/23/2007	10,000,000	9,821,740
2.875%, 09/15/2005	5,500,000	5,494,946
5.25%, 01/15/2006	4,000,000	4,048,972
5.50%, 07/15/2006	15,000,000	15,314,970
5.80%, 09/02/2008	2,000,000	2,105,660
6.00%, 06/15/2011	4,000,000	4,349,876
6.875%, 09/15/2010 (p)	5,000,000	5,618,630
FNMA:
2.125%, 04/15/2006	15,000,000	14,801,130
2.875%, 10/15/2005	5,000,000	4,990,945
4.625%, 10/15/2013 (p)	6,000,000	6,050,958
6.08%, 01/01/2019	11,618,879	12,088,398

Total U.S. Government & Agency Obligations (cost $114,435,852)		113,703,300

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds, 5.375%, 02/15/2031 (p)	4,800,000	5,422,877
U.S. Treasury Notes:
2.00%, 08/31/2005 (p)	1,000,000	997,071
3.50%, 11/15/2006 (p)	2,500,000	2,499,122
3.78%, 01/15/2015 (p)	2,510,225	2,517,972
3.875%, 05/15/2009 (p)	5,500,000	5,510,533
4.00%, 02/15/2015 (p)	15,000,000	14,761,530
4.375%, 05/15/2007 (p)	4,000,000	4,057,660
4.625%, 05/15/2006 (p)	2,800,000	2,835,221

Total U.S. Treasury Obligations (cost $38,309,760)		38,601,986

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034
(cost $5,134,961)	$ 5,000,000	$5,131,445

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034
(cost $11,697,047)	11,731,875	11,950,904

SHORT-TERM INVESTMENTS 37.1%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 19.9%
FNMA:
2.68%, 5/2/2005†	56,514,886	56,514,886
3.02%, 6/1/2005†	56,236,609	56,095,549

		112,610,435

	Shares	Value

MUTUAL FUND SHARES 17.2%
Evergreen Institutional Money Market Fund ## ø	32,038,636	32,038,636
Navigator Prime Portfolio (pp)	64,925,706	64,925,706

		96,964,342

Total Short-Term Investments (cost $209,574,777)		209,574,777

Total Investments (cost $901,382,051) 159.7%		902,986,186
Other Assets and Liabilities (59.7%)		(337,457,239)

Net Assets 100.0%		$565,528,947

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2005

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
April 30, 2005 (unaudited):
AAA	93.3%
AA	2.7%
A	4.0%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005 (unaudited):
Less than 1 year(s)	18.8%
1 to 3 years	21.4%
3 to 5 years	41.6%
5 to 10 years	11.5%
10 to 20 years	2.7%
20 to 30 years	3.5%
30+ years	0.5%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005

Assets
Investments in securities, at value (cost $869,343,415) including
$63,536,180 of securities loaned	$870,947,550
Investments in affiliates, at value (cost $32,038,636)	32,038,636
Receivable for securities sold	51,164,233
Principal paydown receivable	540
Receivable for Fund shares sold	1,516,374
Interest receivable	3,667,009
Receivable for securities lending income	6,033
Prepaid expenses and other assets	91,967

Total assets	959,432,342

Liabilities
Dividends payable	388,184
Payable for securities purchased	328,195,111
Payable for Fund shares redeemed	225,446
Payable for securities on loan	64,925,706
Advisory fee payable	18,790
Distribution Plan expenses payable	5,211
Due to other related parties	46,962
Accrued expenses and other liabilities	97,985

Total liabilities	393,903,395

Net assets	$565,528,947

Net assets represented by
Paid-in capital	$573,620,965
Overdistributed net investment income	(366,631)
Accumulated net realized losses on securities	(9,329,522)
Net unrealized gains on securities	1,604,135

Total net assets	$565,528,947

Net assets consists of
Class A	$93,826,414
Class B	25,452,152
Class C	9,819,837
Class I	436,430,544

Total net assets	$565,528,947

Shares outstanding (unlimited number of shares authorized)
Class A	9,302,285
Class B	2,523,417
Class C	973,569
Class I	43,269,505

Net asset value per share
Class A	$10.09
Class A — Offering price (based on sales charge of 4.75%)	$10.59
Class B	$10.09
Class C	$10.09
Class I	$10.09

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended April 30, 2005

Investment income
Interest	$17,731,369
Income from affiliates	1,043,266
Securities lending	98,438

Total investment income	18,873,073

Expenses
Advisory fee	2,259,133
Distribution Plan expenses
Class A	298,381
Class B	309,497
Class C	117,219
Administrative services fee	555,822
Transfer agent fees	763,250
Trustees’ fees and expenses	17,043
Printing and postage expenses	40,196
Custodian and accounting fees	155,363
Registration and filing fees	72,746
Professional fees	22,906
Other	14,880

Total expenses	4,626,436
Less: Expense reductions	(4,538)
Expense reimbursements	(109)

Net expenses	4,621,789

Net investment income	14,251,284

Net realized and unrealized gains or losses on securities
Net realized gains on securities	3,159,369
Net change in unrealized gains or losses on securities	7,118,825

Net realized and unrealized gains or losses on securities	10,278,194

Net increase in net assets resulting from operations	$24,529,478

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2005		2004

Operations
Net investment income		$14,251,284		$13,186,747
Net realized gains on securities		3,159,369		8,184,552
Net change in unrealized gains or losses
on securities		7,118,825		(18,847,170)

Net increase in net assets resulting from
operations		24,529,478		2,524,129

Distributions to shareholders from
Net investment income
Class A		(2,965,158)		(3,670,702)
Class B		(704,088)		(1,062,558)
Class C		(266,828)		(424,188)
Class I		(13,622,059)		(14,804,338)

Total distributions to shareholders		(17,558,133)		(19,961,786)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	765,453	7,679,760	2,075,217	21,083,132
Class B	189,529	1,894,320	556,807	5,657,033
Class C	76,240	764,033	296,648	2,997,880
Class I	9,710,308	97,626,122	11,828,100	120,167,632

		107,964,235		149,905,677

Net asset value of shares issued in
reinvestment of distributions
Class A	216,905	2,178,168	259,406	2,625,029
Class B	49,250	494,475	73,156	740,430
Class C	18,317	183,925	27,341	276,766
Class I	1,072,774	10,774,687	1,203,602	12,176,796

		13,631,255		15,819,021

Automatic conversion of Class B shares
to Class A shares
Class A	201,243	2,018,070	337,382	3,420,150
Class B	(201,243)	(2,018,070)	(337,382)	(3,420,150)

		0		0

Payment for shares redeemed
Class A	(2,843,943)	(28,505,120)	(6,063,799)	(61,384,951)
Class B	(1,256,644)	(12,576,689)	(2,361,200)	(23,869,116)
Class C	(547,658)	(5,485,159)	(1,443,842)	(14,577,107)
Class I	(10,428,161)	(104,475,823)	(22,014,410)	(222,776,501)

		(151,042,791)		(322,607,675)

Net asset value of shares issued in
acquisitions
Class A	0	0	20,363	208,806
Class I	0	0	3,973,896	40,749,601

		0		40,958,407

Net decrease in net assets resulting
from capital share transactions		(29,447,301)		(115,924,570)

Total decrease in net assets		(22,475,956)		(133,362,227)
Net assets
Beginning of period		588,004,903		721,367,130

End of period		$565,528,947		$588,004,903

Overdistributed net investment income		$(366,631)		$(400,663)

See Notes to Financial Statements

19

STATEMENT OF CASH FLOWS

Year Ended April 30, 2005

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$24,529,478
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(3,045,227,692)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	3,077,752,904
Purchase of short-term investment securities	4,354,314
Increase in interest receivable	(23,335)
Increase in receivable for securities sold	(42,999,811)
Increase in receivable for Fund shares sold	(514,862)
Decrease in other assets	51,671
Increase in payable for securities purchased	39,716,815
Decrease in payable for Fund shares redeemed	(425,298)
Increase in accrued expenses	38,774
Unrealized depreciation on investments	(7,118,825)
Net realized gains from investments	(3,159,369)

Net cash provided by operating activities	46,974,764

Cash Flows from Financing Activities:
Decrease in additional paid-in capital	(43,078,556)
Cash distributions paid	(3,896,208)

Net cash used in financing activities	(46,974,764)

Net increase in cash	$0

Cash:
Beginning of year	$0

End of year	$0

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

22

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and premium amortization.

During the year ended April 30, 2005, the following amounts were reclassified:

Paid-in capital	$79,071
Overdistributed net investment income	4,250,534
Accumulated net realized losses on securities	(4,329,605)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2005, EIMC reimbursed other expenses in the amount of $109.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

23

NOTES TO FINANCIAL STATEMENTS continued

For the year ended April 30, 2005, EIS received $5,654 from the sale of Class A shares and $125,782 and $4,588 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit U.S. Government Securities Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of Evergreen Offit U.S. Government Securities Fund at an exchange ratio of 1.01 for Class I shares of the Fund. On the same date, the Fund also acquired the net assets of Evergreen Offit Mortgage Securities Fund in a tax-free exchange for Class A and Class I shares of the Fund. Shares were issued to Class A and Class I shares of Evergreen Offit Mortgage Securities Fund at an exchange ratio of 0.98 and 0.98 for Class A and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $703,371,196.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net	Unrealized	Number of
Acquired Fund	Assets Acquired	Appreciation	Shares Issued

Evergreen Offit
U.S. Government
Securities Fund	$ 20,074,892	$316,122	1,957,708	Class I

Evergreen Offit
Mortgage Securities
Fund	20,883,515	183,943	20,363	Class A
			2,016,188	Class I

The aggregate net assets of the Fund immediately after these acquisitions were $744,329,603.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2005:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 738,075,357	$ 95,213,966	$ 638,651,271	$ 131,475,194

During the year ended April 30, 2005, the Fund loaned securities to certain brokers. At April 30, 2005, the value of securities on loan and the value of collateral (including accrued interest) amounted to $63,536,180 and $64,925,706, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $903,403,092. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,671,116 and $4,088,022, respectively, with a net unrealized depreciation of $416,906.

24

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2005, the Fund had $6,570,885 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$1,278,383	$ 4,853,705	$ 437,595	$1,202

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2005, the Fund incurred and will elect to defer post-October losses of $737,596.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Overdistributed	Unrealized	Carryover and
Ordinary Income	Depreciation	Post-October Loss

$ 366,631	$ 416,906	$7,308,481

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization.

The tax character of distributions paid were $17,558,133 and $19,961,786 of ordinary income for the years ended April 30, 2005 and April 30, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

26

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Fund, a series of Evergreen Fixed Income Trust, as of April 30, 2005, and the related statement of operations and statement of cash flows for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Fund as of April 30, 2005, the results of its operations, its cash flows, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 17, 2005

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566663 rv2 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2005 and April 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$103,196	$115,000
Audit-related fees (1)	0	0

Audit and audit-related fees	103,196	115,000
Tax fees (2)	0	11,529
All other fees	0	0

Total fees	$103,196	$126,529

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of

Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the

Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant’s internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
      Dennis H. Ferro,

      Principal Executive Officer
      Date: 6/30/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
       Dennis H. Ferro,
      Principal Executive Officer
      Date: 6/30/2005

By: ________________________
      Carol A. Kosel
      Principal Financial Officer
      Date: 6/30/2005